UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                      OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-99.9%1,2
                   ALABAMA--98.5%
  $ 10,900,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21) Weekly VRDNs                $  10,900,000
                   (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.680%, 8/3/2006
     5,250,000     Alabama HFA, MFH (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC),        5,250,000
                   3.690%, 8/3/2006
     9,980,000     Alabama HFA, MFH (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A.             9,980,000
                   LOC), 3.750%, 8/3/2006
     5,870,000     Alabama HFA, MFH (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust         5,870,000
                   Co., GA LOC), 3.800%, 8/3/2006
     3,640,000 3,4 Alabama HFA, Single Family, Variable Rate Certificates (Series 1997J) Weekly VRDNs (GNMA                3,640,000
                   COL)/(Bank of America N.A. LIQ), 3.790%, 8/3/2006
     9,450,000     Alabama State Federal Highway Finance Authority (Series 2002-A), 4.125% Bonds (MBIA Insurance           9,490,014
                   Corp. INS), 3/1/2007
     3,200,000     Alabama State, IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A.          3,200,000
                   LOC), 3.850%, 8/3/2006
     3,755,000 3,4 Alabama State Public School & College Authority (PA-918R) Weekly VRDNs (Merrill Lynch & Co.,            3,755,000
                   Inc. LIQ), 3.680%, 8/3/2006
    12,160,000 3,4 Alabama State Public School & College Authority (PT-435), 3.50% TOBs (Merrill Lynch & Co., Inc.        12,160,000
                   LIQ), Optional Tender 2/8/2007
     1,695,000     Alabama State Public School & College Authority (Series 2006), 4.00% Bonds, 3/1/2007                    1,700,739
     7,320,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                7,320,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006
       850,000     Arab, AL, IDB (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 3.750%,          850,000
                   8/3/2006
       700,000     Ashland, AL, IDB (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC),              700,000
                   3.840%, 8/3/2006
     4,000,000     Atmore, AL, IDB (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC), 3.830%,        4,000,000
                   8/3/2006
     2,880,000     Auburn, AL, IDB (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC),            2,880,000
                   3.730%, 8/3/2006
     1,600,000     Bessemer, AL, IDB (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham             1,600,000
                   LOC), 3.750%, 8/3/2006
       995,000     Birmingham, AL, IDA (Series 1996) Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC),              995,000
                   3.900%, 8/3/2006
     1,965,000     Birmingham, AL, IDA (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken,            1,965,000
                   Stockholm LOC), 3.850%, 8/3/2006
     2,920,000     Birmingham, AL, IDA (Series 2001) Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC),            2,920,000
                   3.900%, 8/3/2006
     1,493,500     Birmingham, AL, IDA, IDRB's (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.        1,493,500
                   LOC), 3.790%, 8/3/2006
     6,000,000     Birmingham, AL, Medical Clinic Board (Series 1991) Weekly VRDNs (University of Alabama Health           6,000,000
                   System)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     5,375,000     Birmingham, AL, Medical Clinic Board (Series 2004) Weekly VRDNs (St. Martin's In The                    5,375,000
                   Pines)/(Regions Bank, Alabama LOC), 3.670%, 8/3/2006
     5,935,000     Boaz, AL, IDB (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.770%,          5,935,000
                   8/3/2006
     2,300,000     Chelsea Park, AL, Cooperative District (Series 2005) Weekly VRDNs (Compass Bank, Birmingham             2,300,000
                   LOC), 3.750%, 8/3/2006
     3,910,000     Daphne, AL, Special Care Facilities Financing Authority (Series 1998-A) Weekly VRDNs                    3,910,000
                   (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ), 3.740%,
                   8/3/2006
     3,000,000     Decatur, AL, IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International,          3,000,000
                   Inc.), 3.830%, 8/2/2006
       310,000     Fort Payne, AL, IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 3.910%, 8/2/2006            310,000
     5,275,000     Gadsden, AL, IDB (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A.         5,275,000
                   LOC), 3.710%, 8/2/2006
     5,667,000     Geneva County, AL, Health Care Authority, Inc. (Series 2001) Weekly VRDNs (Wachovia Bank N.A.           5,667,000
                   LOC), 3.710%, 8/4/2006
     1,500,000     Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.810%,             1,500,000
                   8/4/2006
     4,360,000     Huntsville, AL, Public Park & Recreation Board (Series 2002) Weekly VRDNs (YMCA of Metropolitan         4,360,000
                   Huntsville)/(Wachovia Bank N.A. LOC), 3.710%, 8/4/2006
     1,000,000     Huntsville, AL, Special Care Facilities Financing Authority (Series 2001D) Weekly VRDNs (Carlton        1,000,000
                   Cove, Inc.)/(BNP Paribas SA LOC), 3.650%, 8/3/2006
     3,800,000     Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005)          3,800,000
                   Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     1,000,000     Jacksonville, AL, IDB (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),          1,000,000
                   3.770%, 8/3/2006
     1,370,000     Jefferson County, AL, Economic & IDA (Series 2006-A) Weekly VRDNs (Conversion Technologies              1,370,000
                   LLC)/(First Commercial Bank, Birmingham, AL LOC), 4.070%, 7/27/2006
     1,200,000     Jefferson County, AL, Sewer System, Warrants (Series 2003B-7) Weekly VRDNs (XL Capital Assurance        1,200,000
                   Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.660%, 8/3/2006
     8,620,000 3,4 Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC           8,620,000
                   INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     3,200,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital                 3,200,000
                   Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/3/2006
     7,000,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital                 7,000,000
                   Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.660%, 8/3/2006
    14,700,000     Jefferson County, AL, Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital Assurance       14,700,000
                   Inc. INS)/(Societe Generale, Paris LIQ), 3.660%, 8/3/2006
     2,325,000     Legends Park Improvement District, AL (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust Co.,        2,325,000
                   GA LOC), 3.740%, 8/3/2006
    10,000,000     Lincoln, AL, IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda                 10,000,000
                   Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 3.800%, 8/3/2006
       350,000     Lowndes County, AL, IDB (Series 1996) Weekly VRDNs (Warren Oil Co.)/(Wachovia Bank N.A. LOC),             350,000
                   3.750%, 8/3/2006
     2,140,000     Magnolia Ridge Improvement District, AL (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC),            2,140,000
                   3.760%, 8/4/2006
     6,500,000     Mobile, AL, IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 3.580%, 8/3/2006                  6,500,000
     1,500,000     Mobile, AL, Special Care Facilities Financing Authority (Series 2006-B) Weekly VRDNs (Infirmary         1,500,000
                   Health System, Inc.)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2006
     7,615,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co.,        7,615,000
                   Inc. LIQ), 3.680%, 8/2/2006
       915,000     Montgomery, AL, IDB (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC),               915,000
                   3.780%, 8/2/2006
     3,515,000     Montgomery, AL, IDB (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 3.780%,             3,515,000
                   8/2/2006
     2,005,000     Montgomery, AL, IDB (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A.           2,005,000
                   LOC), 3.780%, 8/3/2006
     6,000,000     Montgomery, AL, IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/                         6,000,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006
     2,890,000     Montgomery, AL, IDB, IDRB's (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust         2,890,000
                   Co., GA LOC), 3.780%, 8/2/2006
     2,975,000     Montgomery, AL, Public Educational Building Authority (Series 2006) Weekly VRDNs (Family                2,975,000
                   Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 4.050%, 7/27/2006
       350,000     Montgomery-Engelside, AL, Medical Clinic Board (Series 1999-A) Weekly VRDNs (Montgomery Surgical          350,000
                   Center Ltd.)/(SunTrust Bank LOC), 3.910%, 8/3/2006
     3,150,000     North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle) Weekly VRDNs (Waste              3,150,000
                   Management, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 8/3/2006
     2,505,000     Perry County, AL, IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill               2,505,000
                   LLC)/(Regions Bank, Alabama LOC), 3.780%, 8/3/2006
       335,000     Piedmont, AL, IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 3.910%, 8/2/2006          335,000
     9,500,000     Port City Medical Clinic Board of Mobile, AL (Series 1998B) Weekly VRDNs (Infirmary Health              9,500,000
                   System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.640%,
                   8/3/2006
     1,485,000     Shelby County, AL, EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama            1,485,000
                   LOC), 3.870%, 8/2/2006
     4,460,000     St. Clair County, AL, IDB (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                 4,460,000
                   Australia Bank Ltd., Melbourne LOC), 3.760%, 8/3/2006
    13,010,000     Talladega County, AL, Special Obligation, School Warrants (Series 2003) Weekly VRDNs (Talladega        13,010,000
                   County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.670%, 8/3/2006
     1,560,000     Tallassee, AL, IDB (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama        1,560,000
                   LOC), 3.850%, 8/3/2006
     3,152,000     Tuscaloosa County, AL, Automotive Corridor, IDA (Series 2002) Weekly VRDNs (MBIA Insurance Corp.        3,152,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/3/2006
     2,800,000     Tuscaloosa County, AL, Park & Recreation Authority (Series 2000) Weekly VRDNs (Amsouth Bank             2,800,000
                   N.A., Birmingham, AL LOC), 3.690%, 8/3/2006
       660,000     Vincent, AL, IDB, Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd.,          660,000
                   Melbourne LOC), 3.680%, 8/3/2006
       430,000     Vincent, AL, IDB (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank             430,000
                   Ltd., Melbourne LOC), 3.760%, 8/3/2006
                      TOTAL                                                                                              268,318,253
                   PUERTO RICO--1.5%
     3,995,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS                3,995,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
                      TOTAL MUNICIPAL INVESTMENTS-99.9%                                                                  272,313,253
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.1%                                                              143,766
                      TOTAL NET ASSETS - 100%                                                                          $ 272,457,019


     Securities that are subject to the federal alternative minimum tax (AMT) represent 32.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     100.0%                                 0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $58,005,000, which represented 21.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $58,005,000, which represented 21.3% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 GNMA    --Government National Mortgage Association
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  SHORT-TERM MUNICIPALS--99.4%1,2
                  ARIZONA--97.2%
  $ 2,900,000     Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York     $  2,900,000
                  LOC), 3.670%, 8/2/2006
    1,250,000     Apache County, AZ, IDA (Series A 1983), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse,         1,250,000
                  Zurich LOC), 3.650%, 8/2/2006
    3,800,000     Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase          3,800,000
                  Bank, N.A. LOC), 3.810%, 8/3/2006
    2,000,000     Arizona Health Facilities Authority (Series 2004), Weekly VRDNs (Southwest Behavioral Health             2,000,000
                  Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.720%, 8/2/2006
      250,000     Arizona Health Facilities Authority (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance           250,000
                  Corp. INS)/(Citibank NA, New York LIQ), 3.630%, 8/2/2006
    1,000,000     Arizona Tourism & Sports Authority (Series 2005A), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada,       1,000,000
                  Montreal LIQ), 3.650%, 8/2/2006
    2,050,000     Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC),         2,050,000
                  3.680%, 8/3/2006
    4,400,000     Coconino County, AZ Pollution Control Corp. (Series 1998) Daily VRDNs (Arizona Public Service            4,400,000
                  Co.)/(KBC Bank NV LOC), 3.710%, 8/1/2006
    7,221,000     Flagstaff, AZ, (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC),           7,221,000
                  3.800%, 8/3/2006
    3,000,000     Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota         3,000,000
                  LOC), 3.650%, 8/3/2006
      700,000     Glendale, AZ, IDA (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank,             700,000
                  N.A., Minnesota LOC), 3.650%, 8/3/2006
    3,740,000     Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.), 3.810%, 8/2/2006               3,740,000
    5,610,000     Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich         5,610,000
                  LOC), 3.780%, 8/3/2006
    3,675,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),          3,675,000
                  3.670%, 8/3/2006
    3,400,000     Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments             3,400,000
                  LP)/(FNMA LOC), 3.670%, 8/3/2006
    3,000,000     McAllister Academic Village, AZ, LLC (Series 2005A), Weekly VRDNs (Arizona State                         3,000,000
                  University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.640%, 8/2/2006
    3,600,000 3,4 Phoenix, AZ, Civic Improvement Corp., PZ-113 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.          3,600,000
                  LIQ), 3.710%, 8/3/2006
    2,650,000     Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs         2,650,000
                  (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.640%, 8/2/2006
      965,000     Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/(JPMorgan Chase Bank,           965,000
                  N.A. LOC), 3.880%, 8/3/2006
    2,235,000     Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A.          2,235,000
                  LOC), 3.780%, 8/3/2006
    1,125,000     Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource        1,125,000
                  Center)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
    1,000,000 3,4 Phoenix, AZ, IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.690%,         1,000,000
                  8/3/2006
    4,150,000     Pima County, AZ, IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.670%,            4,150,000
                  8/2/2006
    4,000,000     Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank,        4,000,000
                  N.A. LOC), 3.640%, 8/3/2006
      224,000 3,4 Pima County, AZ, IDA, SFM (PA-159), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ),               224,000
                  3.730%, 8/3/2006
    2,100,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A.,           2,100,000
                  Minnesota LOC), 3.790%, 8/3/2006
    6,750,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,             6,750,000
                  Utrecht LOC), 3.690%, 8/3/2006
    3,630,000     Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),         3,630,000
                  3.750%, 8/3/2006
    1,175,000     Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),         1,175,000
                  3.750%, 8/3/2006
    1,845,000     Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC),         1,845,000
                  3.680%, 8/3/2006
    1,100,000     Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A.            1,100,000
                  LOC), 3.640%, 8/3/2006
    3,200,000     Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.600%,              3,200,000
                  8/1/2006
    1,000,000 3,4 Yuma & LaPaz Counties, AZ Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs (MBIA       1,000,000
                  Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
                     TOTAL                                                                                                88,745,000
                  PUERTO RICO--2.2%
    2,000,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial       2,000,000
                  Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
                     TOTAL MUNICIPAL INVESTMENTS --- 99.4%                                                                90,745,000
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES --- NET --- 0.6%                                                           571,091
                     TOTAL NET ASSETS --- 100%                                                                          $ 91,316,091


     Securities that are subject to the federal alternative minimum tax (AMT) represent 47.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER               SECOND TIER
     100.0%                   0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $7,824,000 which represented 8.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $7,824,000 which represented 8.6% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 SFM     --Single Family Mortgage
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes





CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  SHORT-TERM MUNICIPALS--99.6%1,2
                  CALIFORNIA--94.3%
  $ 9,135,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 1998), Weekly VRDNs (The Harker        $  9,135,000
                  School Foundation)/(U.S. Bank, N.A. LOC), 3.600%, 8/2/2006
    4,985,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2000), Weekly VRDNs (Episcopal            4,985,000
                  Homes Foundation)/(Wells Fargo Bank, N.A. LOC), 3.620%, 8/2/2006
    5,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2002), Daily VRDNs (Jewish                5,000,000
                  Community Center of San Francisco)/(Allied Irish Banks PLC and Bank of New York LOCs), 3.600%,
                  8/1/2006
    2,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2002A), Weekly VRDNs (Hamlin              2,000,000
                  School)/(BNP Paribas SA LOC), 3.570%, 8/3/2006
    6,805,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2003), Weekly VRDNs (Valley               6,805,000
                  Christian Schools)/(Bank of America N.A. LOC), 3.620%, 8/3/2006
    10,345,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2004), Weekly VRDNs (On Lok:            10,345,000
                  Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
    11,500,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Air Force          11,500,000
                  Village West, Inc.)/(KBC Bank N.V. LOC), 3.630%, 8/3/2006
    5,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Francis              5,000,000
                  Parker School)/(Bank of New York LOC), 3.570%, 8/3/2006
    3,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Institute            3,000,000
                  for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.640%, 8/3/2006
    12,305,000 3,4 ABAG Finance Authority for Non-Profit Corporations, CA (Series 2006), Weekly VRDNs (Our Lady of        12,305,000
                  Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 3.630%, 8/3/2006
    3,400,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 1999), Weekly VRDNs (Marin                3,400,000
                  Academy)/(Allied Irish Banks PLC LOC), 3.770%, 8/2/2006
    14,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-7), Weekly VRDNs (Los           14,000,000
                  Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                  LIQ), 3.650%, 8/3/2006
    19,856,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-8), 3.60% TOBs (Contra          19,856,000
                  Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                  11/16/2006
    19,330,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.80% TOBs (North          19,330,000
                  Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/
                  (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007
    4,700,000     Antelope Valley, CA, Healthcare District (Series 2002A), Weekly VRDNs (JPMorgan Chase Bank,              4,700,000
                  N.A. LOC), 3.620%, 8/3/2006
    3,000,000     California Educational Facilities Authority (Series 2005B), Weekly VRDNs (University of San              3,000,000
                  Francisco)/(Bank of America N.A. LOC), 3.570%, 8/3/2006
    12,745,000 3,4 California Educational Facilities Authority, Floater Certificates (Series 2000-487), Weekly            12,745,000
                  VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
    11,015,000     California Health Facilities Financing Authority (Series 1998), Weekly VRDNs (Southern                 11,015,000
                  California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.630%,
                  8/2/2006
    8,500,000 3,4 California Health Facilities Financing Authority (Series 2004 FR/RI-F8J), Weekly VRDNs                   8,500,000
                  (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.680%, 8/2/2006
    22,500,000     California Health Facilities Financing Authority (Series 2006E), 3.68% CP (Kaiser Permanente),         22,500,000
                  Mandatory Tender 11/13/2006
    15,300,000     California Infrastructure & Economic Development Bank (Series 2001), 3.60% CP (Salvation               15,300,000
                  Army)/(Bank of America N.A. LOC), Mandatory Tender 10/4/2006
    11,500,000     California Infrastructure & Economic Development Bank (Series 2002: Academy of Motion Picture          11,500,000
                  Arts and Sciences), Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(JPMorgan
                  Chase Bank, N.A. LIQ), 3.400%, 8/3/2006
    8,000,000     California Infrastructure & Economic Development Bank (Series 2003A), Weekly VRDNs (SRI                  8,000,000
                  International)/(Wells Fargo Bank, N.A. LOC), 3.570%, 8/2/2006
    7,610,000     California PCFA (Series 1996C), Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,           7,610,000
                  N.A. LOC), 3.590%, 8/1/2006
    32,330,000     California PCFA (Series 1996E), Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,         32,330,000
                  N.A. LOC), 3.610%, 8/1/2006
    33,650,000     California PCFA (Series 1996F), Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,         33,650,000
                  N.A. LOC), 3.610%, 8/1/2006
    3,300,000 3,4 California State, Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs              3,300,000
                  (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/3/2006
    3,300,000     California State, Department of Water Resources Power Supply Program (Series 2002 C-1), Weekly           3,300,000
                  VRDNs (Dexia Credit Local LOC), 3.590%, 8/3/2006
    18,400,000     California State, Department of Water Resources Power Supply Program (Series 2002 C-2), Weekly         18,400,000
                  VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ), 3.590%, 8/3/2006
    71,850,000     California State, Department of Water Resources Power Supply Program (Series 2002 C-4), Weekly         71,850,000
                  VRDNs (CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A.
                  LOCs), 3.600%, 8/3/2006
    28,470,000     California State, Department of Water Resources Power Supply Program (Series 2002 C-7), Weekly         28,470,000
                  VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.580%, 8/3/2006
    27,975,000     California State, Department of Water Resources Power Supply Program (Series 2002 C-9), Weekly         27,975,000
                  VRDNs (Citibank NA, New York LOC), 3.540%, 8/3/2006
    41,495,000     California State, Department of Water Resources Power Supply Program (Series 2005F-2), Daily           41,495,000
                  VRDNs (JPMorgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.620%, 8/1/2006
    8,715,000     California State, Department of Water Resources Power Supply Program (Series 2005F-5), Daily             8,715,000
                  VRDNs (Citibank NA, New York LOC), 3.660%, 8/1/2006
    85,995,000     California State, Department of Water Resources Power Supply Program (Series 2005G-14), Weekly         85,995,000
                  VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Hessen-Thueringen LIQs), 3.600%,
                  8/3/2006
    13,000,000     California State, Department of Water Resources Power Supply Program (Series 2005G-6), Weekly          13,000,000
                  VRDNs (FSA INS)/(Calyon, Paris and Societe Generale, Paris LIQs), 3.590%, 8/3/2006
    31,200,000     California State, Department of Water Resources Power Supply Program (Series 2005G-8), Weekly          31,200,000
                  VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.570%, 8/3/2006
    13,000,000     California State, Department of Water Resources Power Supply Program (Series 2005G-9), Weekly          13,000,000
                  VRDNs (MBIA Insurance Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.590%, 8/3/2006
    8,910,000 3,4 California State, Public Works Board, Variable Rate Certificates (Series 2000B), Weekly VRDNs            8,910,000
                  (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                  3.640%, 8/3/2006
    10,995,000 3,4 California State, (MT-145), 3.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ),                10,995,000
                  Optional Tender 2/8/2007
    5,000,000 3,4 California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,          5,000,000
                  Inc. LOC), 3.690%, 8/3/2006
    7,500,000 3,4 California State, (PA-1366) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,           7,500,000
                  Inc. LOC), 3.690%, 8/3/2006
    9,775,000 3,4 California State, (PT-3487) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%,              9,775,000
                  8/3/2006
    5,000,000     California State (Series 2003C-3), Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia,              5,000,000
                  Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.600%, 8/3/2006
    21,300,000     California State (Series 2003C-4), Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia,            21,300,000
                  Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.600%, 8/3/2006
    8,000,000     California State (Series 2004 A-8), Weekly VRDNs (CALSTRS (California State Teachers'                    8,000,000
                  Retirement System) and Citibank NA, New York LOCs), 3.570%, 8/3/2006
    23,700,000     California State (Series 2004 B-6), Weekly VRDNs (Citibank NA, New York, National Australia            23,700,000
                  Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.600%, 8/3/2006
    115,225,000 3,4 California State (Series 2004 FR/RI-L27), Weekly VRDNs (California State Fiscal Recovery             115,225,000
                  Fund)/(Lehman Brothers Holdings, Inc. LIQ), 3.660%, 8/2/2006
    78,515,000 3,4 California State (Series 2005 SGB 62), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe                78,515,000
                  Generale, Paris LIQ), 3.670%, 8/3/2006
    10,000,000     California State (Series 2005A-3), Weekly VRDNs (Bank of America N.A. LOC), 3.610%, 8/2/2006           10,000,000
    20,400,000     California State (Series 2005B-1), Weekly VRDNs (Bank of America N.A. LOC), 3.530%, 8/2/2006           20,400,000
    31,570,000 3,4 California State (Series 2006 FR/RI-FP3), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),           31,570,000
                  3.680%, 8/2/2006
    19,225,000     California State, Economic Recovery Bonds (Series 2004C-10), Weekly VRDNs (California State            19,225,000
                  Fiscal Recovery Fund)/(BNP Paribas SA LOC), 3.600%, 8/2/2006
    2,005,000     California State, Economic Recovery Bonds (Series 2004C-16), Weekly VRDNs (California State              2,005,000
                  Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 3.570%, 8/2/2006
    35,770,000     California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs (California State            35,770,000
                  Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.600%,
                  8/2/2006
    13,350,000     California State, Economic Recovery Bonds (Series 2004C-21), Weekly VRDNs (California State            13,350,000
                  Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.610%,
                  8/2/2006
    8,990,000 3,4 California State, MERLOTS (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ),            8,990,000
                  3.680%, 8/2/2006
    9,730,000 3,4 California State, Macon Trust (Series 2004C), Weekly VRDNs (AMBAC INS)/(Bank of America N.A.             9,730,000
                  LIQ), 3.640%, 8/3/2006
    5,420,000 3,4 California State, PUTTERs (Series 1256), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan          5,420,000
                  Chase Bank, N.A. LOC), 3.670%, 8/3/2006
    9,350,000 3,4 California State, ROCs (Series 2167), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets                  9,350,000
                  Holdings, Inc. LIQ), 3.670%, 8/3/2006
    2,380,000 3,4 California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA Insurance Corp.                 2,380,000
                  INS)/(Societe Generale, Paris LIQ), 3.670%, 8/3/2006
    33,315,000     California Statewide Communities Development Authority (Series 2006 A-1), 4.50% TRANs                  33,577,975
                  (Financial Security Assurance, Inc. INS), 6/29/2007
    3,875,000     California Statewide Communities Development Authority (Series 2000), Weekly VRDNs (Institute            3,875,000
                  for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.640%, 8/3/2006
    2,245,000     California Statewide Communities Development Authority (Series 2000A), Weekly VRDNs                      2,245,000
                  (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.570%, 8/3/2006
    11,750,000     California Statewide Communities Development Authority (Series 2001), Weekly VRDNs (Robert             11,750,000
                  Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.640%, 8/3/2006
    7,100,000     California Statewide Communities Development Authority (Series 2001),  Weekly VRDNs (The Center          7,100,000
                  for Early Education)/(Allied Irish Banks PLC LOC), 3.570%, 8/3/2006
    31,400,000     California Statewide Communities Development Authority (Series 2003A), Weekly VRDNs (Kaiser            31,400,000
                  Permanente), 3.580%, 8/2/2006
    15,200,000     California Statewide Communities Development Authority (Series 2003B),Weekly VRDNs (Kaiser             15,200,000
                  Permanente), 3.580%, 8/2/2006
    10,300,000     California Statewide Communities Development Authority (Series 2003D), Weekly VRDNs (Kaiser            10,300,000
                  Permanente), 3.620%, 8/2/2006
    42,900,000     California Statewide Communities Development Authority (Series 2004J), Weekly VRDNs (Kaiser            42,900,000
                  Permanente), 3.580%, 8/2/2006
    9,700,000     California Statewide Communities Development Authority (Series 2004K), 3.70% CP (Kaiser                  9,700,000
                  Permanente), Mandatory Tender 11/9/2006
    30,500,000     California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser            30,500,000
                  Permanente), 3.580%, 8/2/2006
    7,350,000     California Statewide Communities Development Authority (Series 2004M),  Weekly VRDNs (Kaiser             7,350,000
                  Permanente), 3.580%, 8/2/2006
    20,000,000     California Statewide Communities Development Authority (Series 2005), Weekly VRDNs (University         20,000,000
                  of San Diego)/(BNP Paribas SA LOC), 3.640%, 8/2/2006
    10,000,000     California Statewide Communities Development Authority (Series 2005A: Sweetwater Union High            10,000,000
                  School District), Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC),
                  3.650%, 8/3/2006
    16,800,000     California Statewide Communities Development Authority (Series B),Weekly VRDNs (Kaiser                 16,800,000
                  Permanente), 3.580%, 8/2/2006
    4,715,000 3,4 California Statewide Communities Development Authority, MERLOTS (Series 1999E), Weekly VRDNs             4,715,000
                  (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
    10,600,000 3,4 California Statewide Communities Development Authority, ROCs (Series 571CE), Weekly VRDNs              10,600,000
                  (Kaiser Permanente)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.680%, 8/3/2006
    6,900,000 3,4 California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly            6,900,000
                  VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ), 3.640%, 8/3/2006
    14,280,000 3,4 Compton, CA, Unified School District, Class A Certificates (Series 3006), Weekly VRDNs (AMBAC          14,280,000
                  INS)/(Bear Stearns & Co., Inc. LIQ), 3.740%, 8/2/2006
    16,935,000     Contra Costa County, CA, 4.50% TRANs, 12/7/2006                                                        17,005,152
    1,290,000     Davis, CA, Community Facilities District No. 1999-2 (Series 2000), Weekly VRDNs (Wells Fargo             1,290,000
                  Bank, N.A. LOC), 3.600%, 8/3/2006
    11,520,000 3,4 East Bay Municipal Utility District, CA, ROCs (Series 383), Weekly VRDNs (MBIA Insurance Corp.         11,520,000
                  INS)/(Citibank NA, New York LIQ), 3.680%, 8/3/2006
    17,480,000     Eden Township, CA, Healthcare District (Series 2004), Weekly VRDNs (Eden Hospital Health               17,480,000
                  Services Corp.)/(Allied Irish Banks PLC LOC), 3.630%, 8/3/2006
    5,955,000     Hollister, CA, Redevelopment Agency (Series 2004), Weekly VRDNs (San Benito County Community             5,955,000
                  Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC),
                  3.670%, 8/3/2006
    12,189,680 3,4 Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC, MBIA               12,189,680
                  Insurance Corp. INS) and State Street Bank and Trust Co. LIQs, 3.690%, 8/3/2006
    19,995,000 3,4 Los Angeles County, CA, Metropolitan Transportation Authority (Series 2001-JPMC2), Weekly VRDNs        19,995,000
                  (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.700%, 8/2/2006
    23,355,000 3,4 Los Angeles County, CA, Metropolitan Transportation Authority, Municipal Securities Trust              23,355,000
                  Receipts (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.700%,
                  8/2/2006
    10,300,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-1), Weekly VRDNs (Los Angeles, CA,         10,300,000
                  Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische
                  Landesbank (GTD), Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                  (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.590%, 8/3/2006
    6,800,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-1), Weekly VRDNs (Los Angeles, CA,           6,800,000
                  Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ), 3.620%, 8/3/2006
    6,075,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-2), Weekly VRDNs (Los Angeles, CA,           6,075,000
                  Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische
                  Landesbank (GTD), Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                  (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.530%, 8/3/2006
    11,200,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-4), Weekly VRDNs (Los Angeles, CA,         11,200,000
                  Department of Water & Power (Water Works/System))/(National Australia Bank Ltd., Melbourne
                  LIQ), 3.540%, 8/3/2006
    5,000,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-6), Daily VRDNs (Los Angeles, CA,            5,000,000
                  Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische
                  Landesbank (GTD), Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                  (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.590%, 8/1/2006
    11,000,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-7), Weekly VRDNs (Los Angeles, CA,         11,000,000
                  Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische
                  Landesbank (GTD), Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                  (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.620%, 8/3/2006
    4,300,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-8), Weekly VRDNs (Los Angeles, CA,           4,300,000
                  Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische
                  Landesbank (GTD), Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg
                  (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.620%, 8/3/2006
    8,485,000 3,4 Los Angeles, CA, Department of Water & Power, Solar Eclipses (Series 2006-0037), Weekly VRDNs            8,485,000
                  (Los Angeles, CA Department of Water & Power (Electric/Power System))/(FSA INS)/(U.S. Bank,
                  N.A. LIQ), 3.640%, 8/3/2006
    2,990,000 3,4 Los Angeles, CA, Unified School District (PT-3382), Weekly VRDNs (FGIC INS)/(Merrill Lynch &             2,990,000
                  Co., Inc. LIQ), 3.680%, 8/3/2006
    19,995,000 3,4 Los Angeles, CA, Unified School District (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance             19,995,000
                  Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.700%, 8/2/2006
    9,425,000 3,4 Los Angeles, CA, Unified School District, AUSTIN (Series 2003A), Weekly VRDNs (FSA INS)/                 9,425,000
                  (Bank of America N.A. LIQ), 3.640%, 8/3/2006
    25,815,000 3,4 Los Angeles, CA, Unified School District, Floater Certificates (Series 2004-1201), Weekly VRDNs        25,815,000
                  (AMBAC INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
    29,485,000 3,4 Los Angeles, CA, Unified School District, ROCS (Series 35), Weekly VRDNs (FGIC INS)/                   29,485,000
                  (Citibank NA, New York LIQ), 3.670%, 8/3/2006
    10,000,000     Los Angeles, CA, Wastewater System (Series 2001-D), Weekly VRDNs (FGIC INS)/(Citibank NA, New          10,000,000
                  York LIQ), 3.600%, 8/3/2006
    34,490,000     Los Angeles, CA, Wastewater System (Series 2006C), Weekly VRDNs (XL Capital Assurance Inc.             34,490,000
                  INS)/(Bank of Nova Scotia, Toronto LIQ), 3.580%, 8/3/2006
    19,000,000     Los Angeles, CA, Wastewater System (Series 2006D), Weekly VRDNs (XL Capital Assurance Inc.             19,000,000
                  INS)/(Bank of Nova Scotia, Toronto LIQ), 3.600%, 8/3/2006
    10,000,000     Los Angeles, CA (Series 2005A), Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC),        10,000,000
                  3.570%, 8/3/2006
    10,000,000     Los Angeles, CA, 4.50% TRANs, 6/29/2007                                                                10,066,212
    12,500,000 3,4 Metropolitan Water District of Southern California, MERLOTS (Series 1999-O), Weekly VRDNs              12,500,000
                  (Wachovia Bank N.A. LIQ), 3.680%, 8/2/200
    9,840,000     Montebello, CA, Public Financing Authority, (Series 2004A: Montebello Hotel), Weekly VRDNs               9,840,000
                  (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.770%, 8/2/2006
    15,200,000     Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank          15,200,000
                  of America N.A. LOC), 3.500%, 8/1/2006
    5,885,000 3,4 Newport-Mesa, CA, Unified School District, ROCs (Series 2060), Weekly VRDNs (FGIC INS)/                  5,885,000
                  (Citigroup Global Markets Holdings, Inc. LIQ), 3.670%, 8/3/2006
    3,300,000 3,4 Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/                            3,300,000
                  (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
    2,950,000     Orange County, CA, IDA (Series 1999D), Weekly VRDNs (Trabuco Highlands Apartments)/                      2,950,000
                  (FHLMC LOC), 3.580%, 8/3/2006
    4,960,000 3,4 Oxnard, CA, Financing Authority, Water Revenue (SG 174), Weekly VRDNs (XL Capital Assurance              4,960,000
                  Inc. INS)/(Societe Generale, Paris LIQ), 3.680%, 8/3/2006
    5,990,000 3,4 Placentia-Yorba Linda, CA, Unified School District, (PUTTERs Series 457), Weekly VRDNs (FGIC             5,990,000
                  INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
    2,600,000 3,4 Sacramento County, CA, Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia            2,600,000
                  Bank N.A. LIQ)/(United States Treasury PRF), 3.680%, 8/2/2006
    20,000,000     Sacramento County, CA, 4.50% TRANs, 7/17/2007                                                          20,148,936
    7,380,000 3,4 Sacramento, CA, City Financing Authority (PT-3485), Weekly VRDNs (AMBAC INS)/(Merrill Lynch &            7,380,000
                  Co., Inc. LIQ), 3.680%, 8/3/2006
    25,755,000 3,4 Sacramento, CA, Municipal Utility District, MERLOTS (Series 2000 A10), Weekly VRDNs (AMBAC             25,755,000
                  INS)/(Bank of New York LIQ), 3.680%, 8/2/2006
    3,980,000 3,4 Sacramento, CA, Municipal Utility District, Variable Certificates (Series 2002M), Weekly VRDNs           3,980,000
                  (AMBAC INS)/(Bank of America N.A. LIQ), 3.640%, 8/3/2006
    10,000,000     San Diego County, CA (Series 2004B), Weekly VRDNs (Bishop's School)/(Bank of New York LOC),            10,000,000
                  3.640%, 8/3/2006
    35,415,000 3,4 San Diego, CA, Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony                       35,415,000
                  Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.700%, 8/3/2006
    6,000,000 3,4 San Diego, CA, Water Authority, Piper Certificates (Series 2002I), Weekly VRDNs (MBIA Insurance          6,000,000
                  Corp. INS)/(Bank of New York LIQ), 3.650%, 8/3/2006
    4,340,000 3,4 San Francisco, CA, City and County (PA-1387), Weekly VRDNs (Laguna Honda Hospital)/                      4,340,000
                  (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006
    20,000,000     San Francisco, CA, Redevelopment Agency Community Facilities District No. 7 (Hunters Point             20,000,000
                  Shipyard Phase One)(Series 2005A),Weekly VRDNs (KBC Bank N.V. LOC), 3.570%, 8/3/2006
    3,000,000     San Francisco, CA, Redevelopment Finance Agency (1985 Issue D; Series A), Weekly VRDNs (Bayside          3,000,000
                  Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2006
    12,600,000     San Francisco, CA, Redevelopment Finance Agency (1985 Issue D; Series B), Weekly VRDNs (Bayside        12,600,000
                  Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2006
    2,840,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, PUTTERs (Series 1409), Weekly VRDNs               2,840,000
                  (United States Treasury COL)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006
    2,635,000 3,4 San Jose, CA, Airport, ROCs (Series 2004), Weekly VRDNs (FSA INS)/(Citigroup Global Markets              2,635,000
                  Holdings, Inc. LIQ), 3.670%, 8/3/2006
    4,120,000 3,4 San Jose, CA, Unified School District (PT-3497), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,           4,120,000
                  Inc. LIQ), 3.680%, 8/3/2006
    1,410,000 3,4 San Jose, CA, Unified School District (PZ-115), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,            1,410,000
                  Inc. LIQ), 3.700%, 8/3/2006
    12,760,000 3,4 San Jose, CA, Unified School District, Class A Certificates (Series 3021), Weekly VRDNs (FGIC          12,760,000
                  INS)/(Bear Stearns Cos., Inc. LIQ), 3.740%, 8/3/2006
    16,590,000     Sanger, CA, Public Financing Authority (Series 2002A), Weekly VRDNs (Sanger, CA                        16,590,000
                  Water/Wastewater Systems)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.680%,
                  8/2/2006
    7,925,000     Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA (1985 Series            7,925,000
                  B: Valley Medical Center), Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust
                  Co. LOC), 3.650%, 8/1/2006
    19,880,000     Santa Rosa, CA, Wastewater (Series 2004A), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD)           19,880,000
                  LOC), 3.570%, 8/3/2006
    2,200,000 3,4 Tahoe Truckee, CA, Unified School District, MERLOTS (Series 2001-A72), Weekly VRDNs (MBIA                2,200,000
                  Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/2/2006
    5,560,000     Temecula, CA, Public Financing Authority Community Facilities District No. 01-2 (Harveston),             5,560,000
                  (Series 2002-A), Weekly VRDNs (Bank of America N.A. LOC), 3.570%, 8/3/2006
    19,095,000 3,4 Tobacco Securitization Authority of Southern California, (PA-1390) Weekly VRDNs (San Diego             19,095,000
                  County, CA, Tobacco Asset Securitization Corp.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch
                  & Co., Inc. LOC), 3.710%, 8/3/2006
    8,290,000 3,4 Trustees of the California State University, Roaring Forks (Series 2005-3), Weekly VRDNs (Ambac          8,290,000
                  Financial Group, Inc. INS)/(Bank of New York LIQ), 3.640%, 8/3/2006
    4,600,000     Vallejo, CA, Water Enterprise (Series 2001A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC),              4,600,000
                  3.680%, 8/2/2006
    5,500,000     Vernon, CA, Natural Gas Financing Authority (2006 Series B), Weekly VRDNs (Vernon Gas)/(MBIA             5,500,000
                  Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.530%, 8/2/2006
    9,500,000     Vernon, CA, Natural Gas Financing Authority, (2006 Series C), Weekly VRDNs (Vernon Gas)/(MBIA            9,500,000
                  Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.530%, 8/2/2006
    17,000,000     Victorville, CA, Joint Powers Financing Authority (Series 2005A: Cogeneration Facility), Weekly        17,000,000
                  VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.680%, 8/2/2006
    6,000,000     Victorville, CA, Joint Powers Financing Authority (Series 2006A: Cogeneration Facility), Weekly          6,000,000
                  VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.680%, 8/2/2006
    19,205,000     West Covina, CA, Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina,                 19,205,000
                  CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.680%, 8/2/2006
    14,800,000     Whittier, CA (Series 2004), Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank         14,800,000
                  of New York LIQ), 3.720%, 8/3/2006
                     TOTAL                                                                                             2,130,483,955
                  PUERTO RICO--5.3%
    26,330,000 3,4 Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),           26,330,000
                  3.640%, 8/3/2006
    2,610,000 3,4 Puerto Rico Electric Power Authority, PUTTERs (Series 1401), Weekly VRDNs (FSA INS)/                     2,610,000
                  (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
    17,833,000 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2002-815d),             17,833,000
                  Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
    19,490,000 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs           19,490,000
                  (FSA INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
    21,595,000 3,4 Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico            21,595,000
                  Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.640%,
                  8/3/2006
    14,995,000 3,4 Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC          14,995,000
                  INS)/(Bear Stearns Cos., Inc. LIQ), 3.620%, 8/2/2006
    17,885,000 3,4 Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d), Weekly VRDNs (AMBAC         17,885,000
                  INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
                     TOTAL                                                                                               120,738,000
                     TOTAL MUNICIPAL INVESTMENTS - 99.6%                                                               2,251,221,955
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES - NET - 0.4%                                                             8,177,486
                     TOTAL NET ASSETS - 100%                                                                         $ 2,259,399,441

At July 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER            SECOND TIER
     100.0%                0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $885,338,680, which represented 39.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $885,338,680, which represented 39.2% of total net assets.

5    Also represents cost for federal tax purposes.


Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligations Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes







CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.3%1,2
                   CONNECTICUT-92.7%
  $  2,000,000     Capitol Region Education Council, CT, 4.25% BANs, 8/15/2006                                         $   2,000,562
     1,235,000     Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent         1,235,000
                   Living)/(JPMorgan Chase Bank, N.A. LOC), 3.610%, 8/2/2006
     4,400,000     Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation         4,400,000
                   for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006
     4,350,000     Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation          4,350,000
                   for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/2/2006
       240,000     Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC), 3.800%,            240,000
                   8/3/2006
     4,100,000     Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard              4,100,000
                   LP)/(Bank of Montreal LOC), 3.670%, 8/2/2006
       475,000     Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S.               475,000
                   Bank, N.A. LOC), 3.780%, 8/2/2006
     5,000,000     Connecticut Development Authority, (Series 1999), 3.45% CP (New England Power Co.), Mandatory           5,000,000
                   Tender 8/14/2006
     4,600,000     Connecticut Development Authority, (Series 1999), 3.75% CP (New England Power Co.), Mandatory           4,600,000
                   Tender 9/14/2006
     1,600,000     Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A.         1,600,000
                   LOC), 3.790%, 8/3/2006
     4,970,000 3,4 Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC                   4,970,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006
     4,845,000 3,4 Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               4,845,000
                   3.670%, 8/3/2006
     1,450,000     Connecticut State HEFA, (Series 1999B) Weekly VRDNs (Ascension Health Credit Group), 3.580%,            1,450,000
                   8/2/2006
     3,035,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton                 3,035,000
                   Hall)/(Allied Irish Banks PLC LOC), 3.680%, 8/3/2006
     5,300,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish          5,300,000
                   Banks PLC LOC), 3.680%, 8/3/2006
     6,835,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC),             6,835,000
                   3.670%, 8/3/2006
     7,900,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC           7,900,000
                   LOC), 3.680%, 8/3/2006
     1,600,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode           1,600,000
                   Island LOC), 3.680%, 8/2/2006
     2,505,000     Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC),             2,505,000
                   3.640%, 8/3/2006
     2,815,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/                         2,815,000
                   (Wachovia Bank N.A. LOC), 3.640%, 8/3/2006
     5,125,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(Wachovia Bank N.A. LOC),             5,125,000
                   3.640%, 8/3/2006
    11,990,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/                  11,990,000
                   (Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.710%, 8/2/2006
     3,815,000     Connecticut State HEFA, (Series F) Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance          3,815,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/1/2006
       600,000     Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC),            600,000
                   3.640%, 8/3/2006
     2,500,000     Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank NV LOC),               2,500,000
                   3.610%, 8/2/2006
     4,450,000 3,4 Connecticut State HEFA, Floater Certificates (Series 2006-1353) Weekly VRDNs (Connecticut State         4,450,000
                   University System)/(FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/3/2006
     9,010,000 3,4 Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc.             9,010,000
                   LIQ), 3.750%, 8/2/2006
    12,995,000 3,4 Connecticut State HFA, Variable Rate Certificates (Series 1998T), 3.00% TOBs (Bank of America          12,995,000
                   N.A. LIQ), Optional Tender 9/7/2006
     1,010,000     Connecticut State Transportation Infrastructure Authority, (2000 Series 1) Weekly VRDNs (FGIC           1,010,000
                   INS)/(Dexia Credit Local LIQ), 3.670%, 8/2/2006
     4,975,000 3,4 Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs              4,975,000
                   (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.670%, 8/3/2006
     4,800,000 3,4 Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 3.640%,             4,800,000
                   8/1/2006
     4,815,000 3,4 Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A.             4,815,000
                   LIQ), 3.670%, 8/3/2006
     6,660,000 3,4 Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.670%,             6,660,000
                   8/3/2006
     7,400,000     Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation                   7,400,000
                   Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ), 3.670%,
                   8/2/2006
     4,000,000 3,4 Connecticut State, (Series 2000-515) Weekly VRDNs (Morgan Stanley LIQ), 3.660%, 8/3/2006                4,000,000
     1,800,000     Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/                         1,800,000
                   (Societe Generale, Paris LIQ), 3.610%, 8/3/2006
     2,600,000     Killingworth, CT, 4.75% BANs, 8/30/2006                                                                 2,602,030
     4,000,000     Meriden, CT, 4.00% BANs, 8/4/2006                                                                       4,000,342
       935,000     New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),              935,000
                   3.650%, 8/2/2006
     9,000,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),             9,000,000
                   3.650%, 8/2/2006
     2,000,000     New Britain, CT, 5.00% BANs, 4/5/2007                                                                   2,018,023
     5,000,000     New Haven, CT, 4.50% BANs, 2/15/2007                                                                    5,018,352
     4,495,000     North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/                      4,495,000
                   (Wachovia Bank N.A. LOC), 3.640%, 8/3/2006
     1,000,000     North Haven, CT, 5.00% BANs, 1/23/2007                                                                  1,006,267
     5,965,000     Plainfield, CT, 4.25% BANs, 10/10/2006                                                                  5,975,070
     3,690,000     Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A.          3,690,000
                   LOC), 3.690%, 8/3/2006
     1,850,000 3,4 Weston, CT, ROCs (Series 6501), 3.45% TOBs (Citibank N.A., New York LIQ), Optional Tender               1,850,000
                   8/10/2006
                      TOTAL                                                                                              195,790,646
                   PUERTO RICO--6.6%
     3,364,500 3,4 Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),            3,364,500
                   3.640%, 8/3/2006
     5,980,000 3,4 Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital           5,980,000
                   Assurance Inc. INS)/(Bank of New York LIQ), 3.670%, 8/3/2006
       645,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              645,000
                   Inc. LIQ), 3.700%, 8/2/2006
     3,940,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA          3,940,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/2/2006
                      TOTAL                                                                                               13,929,500
                      TOTAL MUNICIPAL INVESTMENTS - 99.3%                                                                209,720,146
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.7%                                                            1,428,001
                      TOTAL NET ASSETS - 100%                                                                            211,148,147


Securities that are subject to the federal alternative minimum tax (AMT) represent 16.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.0%                                          1.0%

2    Current rate and next reset date for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $77,299,500, which represented 36.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $77,299,500, which represented 36.6% of total net assets.

5    Also represents cost for federal tax purposes.

Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Corporation
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes








FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS --99.5%1,2
                   ALABAMA--2.4%
  $    750,000     Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA         $     750,000
                   LOC), 3.690%, 8/3/2006
     1,000,000 3,4 Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co.,           1,000,000
                   Inc. LIQ), 3.680%, 8/3/2006
     1,000,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                1,000,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006
       500,000     Birmingham, AL Airport Authority, (Series 2003A) Weekly VRDNs (FSA INS)/(Dexia Credit Local               500,000
                   LIQ), 3.650%, 8/3/2006
     1,500,000     Mobile, AL Special Care Facilities Financing Authority, (Series 2006-B) Weekly VRDNs (Infirmary         1,500,000
                   Health System, Inc.)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2006
                       TOTAL                                                                                               4,750,000
                   CONNECTICUT--1.0%
     2,000,000 3,4 Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America          2,000,000
                   N.A. LIQ), 3.670%, 8/3/2006
                   FLORIDA--10.8%
     6,930,000     Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical                    6,930,000
                   Center)/(SunTrust Bank LOC), 3.710%, 8/3/2006
    10,000,000     Highlands County, FL Health Facilities Authority, (Series 2006B-2) Weekly VRDNs (Adventist             10,000,000
                   Health System/ Sunbelt Obligated Group)/(FGIC INS)/(Dexia Credit Local LIQ), 3.700%, 8/3/2006
     4,000,000     Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2003B) Weekly          4,000,000
                   VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.660%, 8/3/2006
       500,000     Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank          500,000
                   of America N.A. LOC), 3.670%, 8/2/2006
                       TOTAL                                                                                              21,430,000
                   ILLINOIS--7.6%
     5,500,000     Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third           5,500,000
                   Bank, Cincinnati LOC), 3.690%, 8/3/2006
     1,700,000     Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank,           1,700,000
                   N.A. LOC), 3.700%, 8/1/2006
     8,000,000     Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.700%, 8/2/2006                                      8,000,000
                       TOTAL                                                                                              15,200,000
                   INDIANA--7.3%
     4,890,000     Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.690%,        4,890,000
                   8/3/2006
     9,745,000     St. Joseph County, IN, (Series 2000) Weekly VRDNs (South Bend Medical Foundation)/                      9,745,000
                   (National City Bank, Indiana LOC), 3.720%, 8/3/2006
                       TOTAL                                                                                              14,635,000
                   MARYLAND--2.0%
     4,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.80% TOBs (Baltimore,        4,000,000
                   MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/18/2007
                   MICHIGAN--1.3%
     2,000,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA        2,000,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
        80,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA             80,000
                   INS)/(Bank of America N.A. LIQ), 3.740%, 8/3/2006
       590,000     Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/                    590,000
                   (Comerica Bank LOC), 3.670%, 8/3/2006
                       TOTAL                                                                                               2,670,000
                   MINNESOTA--5.0%
     6,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs           6,000,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/2/2006
     4,000,000     Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical          4,000,000
                   Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.690%, 8/3/2006
                       TOTAL                                                                                              10,000,000
                   MISSOURI--1.4%
     2,715,000     Howell County, MO IDA, (Series 1992), 3.35% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co.                2,715,000
                   Americas LOC), Mandatory Tender 8/1/2006
                   MULTI STATE--2.0%
     1,205,338 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle            1,205,338
                   Bank, N.A. LOC), 3.910%, 8/3/2006
     2,825,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/                       2,825,000
                   (Bayerische Landesbank (GTD) LIQ), 3.700%, 8/3/2006
                       TOTAL                                                                                               4,030,338
                   OHIO--9.9%
     3,575,000     Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs (Hospice of the Western          3,575,000
                   Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.740%, 8/3/2006
     1,855,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              1,855,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.720%, 8/2/2006
     3,370,000     Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A.        3,370,000
                   LOC), 3.740%, 8/3/2006
     6,000,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health        6,000,000
                   System)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006
     3,840,000     Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes,              3,840,000
                   Inc.)/(Key Bank, N.A. LOC), 3.720%, 8/2/2006
     1,000,000     Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National             1,000,000
                   Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank,
                   N.A. and U.S. Bank, N.A. LOCs), 3.680%, 8/2/2006
                       TOTAL                                                                                              19,640,000
                   OKLAHOMA--4.3%
     8,640,000 3,4 Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs (MBIA         8,640,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 8/3/2006
                   PENNSYLVANIA--24.1%
    10,000,000     Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of                         10,000,000
                   Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.680%, 8/3/2006
     1,840,000     Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(JPMorgan         1,840,000
                   Chase Bank, N.A. LOC), 3.680%, 8/3/2006
       915,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/(National             915,000
                   City Bank, Pennsylvania LOC), 3.720%, 8/3/2006
     1,000,000     Butler County, PA IDA, (Series 2000A) Weekly VRDNs (Concordia Lutheran Ministries)/                     1,000,000
                   (Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.660%, 8/3/2006
     7,250,000     Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank          7,250,000
                   of Pennsylvania LOC), 3.710%, 8/2/2006
       470,000     Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),          470,000
                   3.660%, 8/3/2006
     4,600,000     Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly           4,600,000
                   VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.690%, 8/3/2006
       200,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania            200,000
                   LOC), 3.670%, 8/4/2006
     1,500,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC                    1,500,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007
     3,000,000     Derry Township, PA Industrial and Commercial Development Authority, Arena Project (Series 200A)         3,000,000
                   Weekly VRDNs (PNC Bank, N.A. LOC), 3.680%, 8/3/2006
     5,500,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC        5,500,000
                   INS)/(PNC Bank, N.A. LIQ), 3.750%, 8/3/2006
     3,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC         3,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.810%, 8/3/2006
     2,200,000     Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care             2,200,000
                   Center)/(KBC Bank N.V. LOC), 3.710%, 8/3/2006
     2,405,000     Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd              2,405,000
                   Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.710%, 8/3/2006
     4,000,000     Luzerne County, PA, (Series 2004) Weekly VRDNs (PNC Bank, N.A. LOC), 3.680%, 8/3/2006                   4,000,000
                       TOTAL                                                                                              47,880,000
                   TEXAS--16.6%
     9,625,000     Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/                   9,625,000
                   (Allied Irish Banks PLC LOC), 3.690%, 8/3/2006
     6,395,000 3,4 Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc.             6,395,000
                   LIQ), 3.680%, 8/3/2006
     6,050,000 3,4 Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.        6,050,000
                   LIQ), 3.690%, 8/2/2006
     3,985,000 3,4 Lower Colorado River Authority, TX, MERLOTS (2000 RRR) Weekly VRDNs (FSA INS)/                          3,985,000
                   (Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     7,000,000     North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC            7,000,000
                   INS)/(DePfa Bank PLC LIQ), 3.640%, 8/2/2006
                       TOTAL                                                                                              33,055,000
                   WASHINGTON--1.1%
     2,110,000 3,4 Washington State, MERLOTS (Series 2001-A101) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),          2,110,000
                   3.690%, 8/2/2006
                   WEST VIRGINIA--2.7%
     5,305,000     Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/                           5,305,000
                   (Huntington National Bank, Columbus, OH LOC), 3.840%, 8/3/2006
                       TOTAL MUNICIPAL INVESTMENTS - 99.5%                                                               198,060,338
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - 0.5%                                                             945,431
                       TOTAL NET ASSETS - 100%                                                                         $ 199,005,769


     At July 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     100.0%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $48,790,338 which represented 24.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $48,790,338 which represented 24.5% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--100.6%1,2
                   ALASKA--0.6%
  $  3,000,000     Valdez, AK, Marine Terminal, (Series 1994B), 3.680% TOBs (Phillips Transportation Alaska,           $   3,000,000
                   Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
                   FLORIDA-90.9%
     9,920,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), 3.840% TOBs (Tampa Bay,        9,920,000
                   FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007
    18,505,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24) Weekly VRDNs (Escambia         18,505,000
                   County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006
     5,000,000 3,4 Brevard County, FL, HFA, (PA-1342) Weekly VRDNs (Health First, Inc.)/(Merrill Lynch & Co., Inc.         5,000,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006
     6,000,000     Broward County, FL, HFA, (Series 2002) Daily VRDNs (John Knox Village of Florida)/(Radian Asset         6,000,000
                   Assurance INS)/(LaSalle Bank, N.A. LIQ), 3.750%, 8/1/2006
       980,000 3,4 Broward County, FL, HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/                               980,000
                   (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
     1,910,000     Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp.                  1,910,000
                   Project)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2006
     1,840,000     Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/                  1,840,000
                   (SunTrust Bank LOC), 3.690%, 8/2/2006
    14,510,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT) (Series 2005-17) Weekly VRDNs (Merrill Lynch       14,510,000
                   & Co., Inc. LIQ), 3.760%, 8/3/2006
     1,300,000     Dade County, FL, IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank            1,300,000
                   N.A. LOC), 3.790%, 8/3/2006
     8,625,000 3,4 Escambia County, FL, HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman Brothers              8,625,000
                   Holdings, Inc. LIQ), 3.750%, 8/2/2006
     1,440,000 3,4 Escambia County, FL, HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA                  1,440,000
                   COL)/(Bank of America N.A. LIQ), 3.760%, 8/3/2006
     2,500,000     Eustis HFA, FL, (Series 1985) Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC),               2,500,000
                   3.710%, 8/3/2006
     5,850,000     Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box                     5,850,000
                   Corp.)/(Regions Bank, Alabama LOC), 3.780%, 8/3/2006
    20,000,000     Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago,        20,000,000
                   IL LOC), 3.680%, 8/2/2006
     8,575,000     Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo          8,575,000
                   University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.760%, 8/3/2006
     4,065,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp.                4,065,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     2,300,000     Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-            2,300,000
                   Seven)/(Citibank N.A., New York LOC), 3.690%, 8/2/2006
     6,300,000     Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two          6,300,000
                   )/(Citibank N.A., New York LOC), 3.690%, 8/2/2006
     9,610,000 3,4 Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida               9,610,000
                   State)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     7,970,000 3,4 Florida State Board of Education Lottery, (PT-1527) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            7,970,000
                   Co., Inc. LIQ), 3.680%, 8/3/2006
     2,500,000 3,4 Florida State Board of Education, (Series 495) Weekly VRDNs (Florida State)/(Citibank N.A., New         2,500,000
                   York LIQ), 3.680%, 8/3/2006
     3,992,500 3,4 Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722)            3,992,500
                   Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     5,000,000 3,4 Florida State Turnpike Authority, PUTTERs (Ser 218z) Weekly VRDNs (FGIC INS)/                           5,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     4,995,000 3,4 Fort Myers, FL, Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC INS)/(Morgan Stanley            4,995,000
                   LIQ), 3.680%, 8/3/2006
     5,000,000 3,4 Gainesville, FL, Utilities Systems, Solar Eclipse (Series 2006-0027) Weekly VRDNs (FSA                  5,000,000
                   INS)/(U.S. Bank, N.A. LIQ), 3.670%, 8/3/2006
     2,500,000     Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),          2,500,000
                   4.740%, 8/2/2006
     4,100,000     Greater Orlando, FL, Aviation Authority, Adjustable Rate (Series 1997), 3.720% TOBs (Signature          4,100,000
                   Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006
    14,515,000     Highlands County, FL, HFA, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt              14,515,000
                   Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.660%, 8/3/2006
     8,505,000     Highlands County, FL, HFA, Hospital Revenue Bonds (Series 2003B) Weekly VRDNs (Adventist Health         8,505,000
                   System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.660%, 8/3/2006
     2,594,500 3,4 Hillsborough County, FL, Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa                     2,594,500
                   International Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006
     3,960,000 3,4 Hillsborough County, FL, Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa              3,960,000
                   International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
     4,190,000     Hillsborough County, FL, HFA, (Series 2005) Weekly VRDNs (Claymore Crossings                            4,190,000
                   Apartments)/(Citibank N.A., New York LOC), 3.700%, 8/2/2006
     6,000,000     Hillsborough County, FL, HFA, (Series 2005) Weekly VRDNs (Lake Kathy Apartments)/                       6,000,000
                   (SunTrust Bank LOC), 3.700%, 8/3/2006
     4,480,000 3,4 Hillsborough County, FL, HFA, (PT-3280) Weekly VRDNs (Park Springs Apartments)/(Merrill Lynch &         4,480,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006
     5,500,000     Hillsborough County, FL, IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 3.850%,        5,500,000
                   8/3/2006
     5,500,000     Hillsborough County, FL, IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa Terminals                      5,500,000
                   Venture)/(Wachovia Bank N.A. LOC), 3.790%, 8/2/2006
       940,000     Hillsborough County, FL, IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co.                        940,000
                   Project)/(Bank of America N.A. LOC), 3.860%, 8/2/2006
     7,616,000 3,4 Hillsborough County, FL, Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs            7,616,000
                   (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006
    11,285,000 3,4 Hillsborough County, FL, Port District, MT-101, 3.530% TOBs (Tampa, FL Port Authority)/(MBIA           11,285,000
                   Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), Optional Tender 2/15/2007
     2,400,000     Indian River County, FL, IDRB's (Series 1997) Weekly VRDNs (Ocean Spray Cranberries,                    2,400,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.800%, 8/3/2006
     5,000,000     Jacksonville, FL, EDC, (Series 2006) Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis            5,000,000
                   Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs), 3.710%, 8/3/2006
     1,895,000     Jacksonville, FL, EDC, Special Facility Airport Revenue Bonds (Series 2005B) Weekly VRDNs               1,895,000
                   (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A., Pittsburgh LOC), 3.720%, 8/3/2006
     2,200,000     Jacksonville, FL, HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.660%,            2,200,000
                   8/3/2006
     2,700,000     Jacksonville, FL, IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD),             2,700,000
                   4.700%, 8/3/2006
     4,550,000 3,4 Lee County, FL, Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),              4,550,000
                   3.720%, 8/3/2006
    17,010,000 3,4 Lee County, FL, Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp.         17,010,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006
     4,000,000     Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank            4,000,000
                   N.A. LOC), 3.740%, 8/3/2006
     1,000,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama           1,000,000
                   LOC), 3.880%, 8/3/2006
     2,870,000     Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/                     2,870,000
                   (Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     3,875,000     Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI Manufacturing, Inc. Project)/                     3,875,000
                   (LaSalle Bank Midwest, N.A. LOC), 3.790%, 8/3/2006
     1,860,000     Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC),         1,860,000
                   3.810%, 8/4/2006
     2,325,000     Martin County, FL, IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the            2,325,000
                   Treasure Coast, FL)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     2,400,000     Martin County, FL, IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly VRDNs (Tampa Farm          2,400,000
                   Service, Inc. Project)/(SunTrust Bank LOC), 3.690%, 8/2/2006
    17,000,000     Martin County, FL, PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.660%, 8/1/2006       17,000,000
     8,895,000 3,4 Miami-Dade County, FL, Aviation, Floater Certificates (Series 2006-1326) Weekly VRDNs (CDC IXIS         8,895,000
                   Financial Guaranty N.A. INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006
     7,350,000     Miami-Dade County, FL, IDA, (Series 1998) Weekly VRDNs (Professional Modification Services,             7,350,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/2/2006
     1,800,000     Miami-Dade County, FL, IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking &          1,800,000
                   Trust Co., Winston-Salem LOC), 3.780%, 8/3/2006
     3,200,000     Miami-Dade County, FL, IDA, (Series 2004) Weekly VRDNs (Tarmac America)/(Bank of America N.A.           3,200,000
                   LOC), 3.680%, 8/3/2006
     3,500,000     Miami-Dade County, FL, IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/                 3,500,000
                   (Key Bank, N.A. LOC), 3.750%, 8/3/2006
     3,000,000     Miami-Dade County, FL, (Series A), 3.580% CP (Miami International Airport)/(BNP Paribas SA and          3,000,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 8/11/2006
     3,000,000     Miami-Dade County, FL, (Series A), 3.750% CP (Miami International Airport)/(BNP Paribas SA and          3,000,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 8/23/2006
     3,000,000     Miami-Dade County, FL, (Series A), 3.830% CP (Miami International Airport)/(BNP Paribas SA and          3,000,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 8/23/2006
     7,560,000 3,4 Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ),         7,560,000
                   3.690%, 8/3/2006
     5,975,000     Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs        5,975,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/2/2006
     2,480,000     Orange County, FL, HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/                     2,480,000
                   (Bank of America N.A. LOC), 3.730%, 8/2/2006
     1,365,000 3,4 Orange County, FL, HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank         1,365,000
                   of America N.A. LIQ), 3.790%, 8/3/2006
    13,630,000     Orange County, FL, HFA, (Series 2006A) Weekly VRDNs (Presbyterian Retirement Communities               13,630,000
                   )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.700%, 8/3/2006
    11,200,000     Orange County, FL, HFA, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities               11,200,000
                   )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.700%, 8/3/2006
     8,250,000 3,4 Orlando, FL, Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs (West Oaks                   8,250,000
                   Apartments)/(FNMA GTD)/(Bank of New York LIQ), 3.720%, 8/3/2006
     5,895,000 3,4 Orlando, FL, Utilities Commission, ROCs (Series 1040) Weekly VRDNs (Citigroup Global Markets            5,895,000
                   Holdings, Inc. LIQ), 3.680%, 8/3/2006
     3,620,000     Osceola County, FL, HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC),               3,620,000
                   3.700%, 8/2/2006
    10,100,000     Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank       10,100,000
                   of America N.A. LOC), 3.670%, 8/2/2006
     5,500,000     Palm Beach County, FL, (Series 2001) Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern        5,500,000
                   Trust Co., Chicago, IL LOC), 3.660%, 8/3/2006
     6,000,000     Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New            6,000,000
                   York LOC), 3.700%, 8/3/2006
     1,900,000     Pasco County, FL, Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo                 1,900,000
                   University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.760%, 8/4/2006
     1,330,000     Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/               1,330,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/4/2006
       908,000     Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc.,            908,000
                   Project)/(Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
     3,995,000     Pinellas County, FL, Health Facility Authority, (Series 1987) Weekly VRDNs (St. Mark Village            3,995,000
                   Project)/(Bank of America N.A. LOC), 3.680%, 8/3/2006
       850,000     Sarasota County, FL, HFA, (Series 2005A) Weekly VRDNs (Sarasota-Manatee Jewish Housing Council,           850,000
                   Inc.)/(Bank of America N.A. LOC), 3.650%, 8/3/2006
     1,285,000     St. Lucie County, FL, IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/                        1,285,000
                   (Wachovia Bank N.A. LOC), 3.810%, 8/4/2006
     7,975,000     St. Lucie County, FL, PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.710%,              7,975,000
                   8/1/2006
     7,000,000     St. Lucie County, FL, Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light            7,000,000
                   Co.), 3.740%, 8/1/2006
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica        3,300,000
                   Bank LOC), 3.810%, 8/2/2006
     2,975,000 3,4 Tampa Bay, FL, Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC                      2,975,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     5,195,000 3,4 Tampa Bay, FL, Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs            5,195,000
                   (FGIC INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006
     3,125,000 3,4 Volusia County, FL, Education Facility Authority, ROCs (Series 440) Weekly VRDNs (Embry-Riddle          3,125,000
                   Aeronautical University, Inc.)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ),
                   3.690%, 8/3/2006
       850,000     Volusia County, FL, IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC), 3.770%, 8/3/2006                  850,000
     6,112,500 3,4 Volusia County, FL, Tourist Development Tax Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%,        6,112,500
                   8/3/2006
     1,800,000     Wakulla County, FL, IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC),        1,800,000
                   3.780%, 8/2/2006
                      TOTAL                                                                                              475,378,500
                   INDIANA--0.8%
     1,275,000     Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC),            1,275,000
                   3.840%, 8/3/2006
     2,850,000     Spencer-Owen, IN, Community Schools, 4.250% TANs, 12/29/2006                                            2,858,535
                      TOTAL                                                                                                4,133,535
                   MARYLAND--0.1%
       770,000     Harford County, MD, EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust           770,000
                   Co., Winston-Salem LOC), 3.780%, 8/3/2006
                   MINNESOTA--3.4%
    10,750,000     St. Paul, MN, Housing & Redevelopment Authority, (Series 2005C) Weekly VRDNs (University               10,750,000
                   Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
     7,000,000     Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),               7,000,000
                   3.750%, 8/4/2006
                      TOTAL                                                                                               17,750,000
                   MULTI STATE--1.2%
     2,000,000 3,4 GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                       2,000,000
                   (Goldman Sachs Group, Inc. LIQ), 3.770%, 8/3/2006
     4,200,000     St. Lucie County, FL, IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank,          4,200,000
                   N.A. LOC), 3.710%, 8/3/2006
                      TOTAL                                                                                                6,200,000
                   NEW JERSEY--0.8%
     4,030,000     Somers Point, NJ, 4.500% BANs, 7/6/2007                                                                 4,050,511
                   NEW MEXICO-1.0%
     5,036,154     New Mexico Mortgage Finance Authority, (Series 2006), 4.530% TOBs (Trinity Plus Funding Co.             5,036,154
                   LLC), Mandatory Tender 7/1/2007
                   TEXAS--0.6%
     3,460,000 3,4 Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc.             3,460,000
                   LIQ), 3.680%, 8/3/2006
                   WEST VIRGINIA--0.8%
     4,000,000     Grant County, WV, County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.650% CP        4,000,000
                   (Virginia Electric & Power Co.), Mandatory Tender 8/14/2006
                   WISCONSIN--0.4%
     2,000,000     Eau Claire, WI, Area School District, 4.000% TRANs, 8/25/2006                                           2,001,219
                      TOTAL MUNICIPAL INVESTMENTS-100.6%                                                                 525,779,919
                      (AT AMORTIZED COST)5
                      TOTAL ASSETS AND LIABILITIES - NET - (0.6)%                                                        (3,080,046)
                      TOTAL NET ASSETS - 100%                                                                          $ 522,699,873


Securities that are subject to the federal alternative minimum tax (AMT) represent 46.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     97.7%                                          2.3%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $208,440,500, which represented 39.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $208,440,500, which represented 39.9% of total net assets.

5 Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDC     --Economic Development Commission
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCRB    --Pollution Control Revenue Bond
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-100.8%1,2
                   GEORGIA--99.1%
  $ 33,210,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4), Weekly VRDNs (Atlanta,      $  33,210,000
                   GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.670%, 8/3/2006
    10,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15), Weekly VRDNs (Fulton          10,000,000
                   County, GA, Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%,
                   8/3/2006
     2,185,000     Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint River Services,                2,185,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.840%, 8/3/2006
       700,000     Athens-Clarke County, GA, IDA, (Series 1997), Weekly VRDNs (Armagh Capital Resource                       700,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.770%, 8/3/2006
    11,375,000 3,4 Atlanta, GA, Airport General Revenue, (PA-916R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,         11,375,000
                   Inc. LIQ), 3.720%, 8/3/2006
     3,975,000 3,4 Atlanta, GA, Airport General Revenue, MERLOTS (Series 2004-C14), Weekly VRDNs (FSA                      3,975,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
     6,500,000 3,4 Atlanta, GA, Airport General Revenue, (PA 926R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,          6,500,000
                   Inc. LIQ), 3.720%, 8/3/2006
     2,305,000 3,4 Atlanta, GA, Development Authority, Solar Eclipse (Series 2006-0024), Weekly VRDNs (Georgia             2,305,000
                   State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.670%, 8/3/2006
     7,155,000     Atlanta, GA, Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC            7,155,000
                   INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.630%, 8/3/2006
     4,500,000 3,4 Atlanta, GA, Water & Wastewater, (Series 2006), FR/RI-K2 Weekly VRDNs (FSA INS)/                        4,500,000
                   (Lehman Brothers Holdings, Inc. LIQ), 3.700%, 8/2/2006
     4,520,000 3,4 Atlanta, GA, Water & Wastewater, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA          4,520,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.740%, 8/3/2006
     5,660,000 3,4 Atlanta, GA, ROCs (Series 2166), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global              5,660,000
                   Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     4,760,000     Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A.,          4,760,000
                   Birmingham, AL LOC), 3.650%, 8/3/2006
     2,550,000     Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments                2,550,000
                   LLC)/(Columbus Bank and Trust Co., GA LOC), 3.800%, 8/3/2006
     2,500,000     Cartersville, GA, Development Authority (Series 2005), Weekly VRDNs (Aquafil U.S.A.,                    2,500,000
                   Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 8/3/2006
     7,025,000 3,4 Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 3.35% TOBs (MBIA               7,025,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
    15,360,000     Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly         15,360,000
                   VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006
     1,800,000     Clayton County, GA, Housing Authority (Series 2000A: Summerwind), Weekly VRDNs (Double Winds            1,800,000
                   Ventures LLC)/(FNMA LOC), 3.690%, 8/3/2006
     7,970,000     Clayton County, GA, Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs               7,970,000
                   (Ashton Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.750%, 8/3/2006
     3,000,000     Cobb County, GA, Development Authority (Series 2003), Weekly VRDNs (Young Men's Christian               3,000,000
                   Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. of Virginia LOC), 3.680%,
                   8/3/2006
     3,600,000     Cobb County, GA, Development Authority (Series 2004B), Weekly VRDNs (Presbyterian Village,              3,600,000
                   Austell, Inc.)/(Allied Irish Banks PLC LOC), 3.670%, 8/2/2006
     8,000,000     Cobb County, GA, Housing Authority (Series 2003), Weekly VRDNs (Woodchase Village                       8,000,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/3/2006
    11,300,000     Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/                    11,300,000
                   (Wachovia Bank N.A. LOC), 3.750%, 8/3/2006
       900,000     Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co.,                     900,000
                   Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 8/3/2006
    14,500,000     Cobb County, GA, School District, 4.25% TANs, 12/29/2006                                               14,539,616
     5,425,000     Columbus, GA, Development Authority (Series 2005A), Weekly VRDNs (Foundation Properties,                5,425,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.680%, 8/3/2006
     3,000,000     Columbus, GA, Development Authority, Student Housing & Academic Facilities (Series 2006), Weekly        3,000,000
                   VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.690%, 8/3/2006
     4,405,000     Columbus, GA, IDA Industrial & Port Development Commission, (Series 1992,) Weekly VRDNs (Maine          4,405,000
                   Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 4.320%, 8/3/2006
     7,320,000     Columbus, GA, IDA, (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and             7,320,000
                   Trust Co., GA LOC), 3.800%, 8/3/2006
     7,095,000     Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA                     7,095,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.080%, 8/3/2006
     7,500,000     Dade County, GA, IDA, (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC),          7,500,000
                   3.840%, 8/3/2006
     1,095,000     Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments               1,095,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     1,550,000     Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing,            1,550,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     2,000,000     DeKalb County, GA, Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers,              2,000,000
                   Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     1,250,000     DeKalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC),             1,250,000
                   3.690%, 8/2/2006
     1,000,000     DeKalb County, GA, Development Authority (Series 1992) Weekly VRDNs (American Cancer Society,           1,000,000
                   GA)/(SunTrust Bank LOC), 3.640%, 8/2/2006
       180,000     DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham,                  180,000
                   Inc.)/(Bank of America N.A. LOC), 3.780%, 8/3/2006
       855,000     DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel,                       855,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 8/4/2006
     2,350,000     DeKalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's                  2,350,000
                   Clubs)/(SunTrust Bank LOC), 3.640%, 8/2/2006
    11,000,000     DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta                11,000,000
                   Apartments)/(Bank of America N.A. LOC), 3.750%, 8/3/2006
       810,000     DeKalb County, GA, Water & Sewer, 5.75% Bonds (United States Treasury COL), 10/1/2006                     812,589
     6,000,000 3,4 DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S.        6,000,000
                   Bank, N.A. LIQ), 3.670%, 8/3/2006
     4,465,000     Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor              4,465,000
                   School)/(Regions Bank, Alabama LOC), 3.680%, 8/3/2006
    14,000,000     Dougherty County, GA, School System, 4.50% TANs, 12/29/2006                                            14,040,509
       400,000     Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated                  400,000
                   Products, Inc.)/(Regions Bank, Alabama LOC), 4.040%, 8/3/2006
     6,840,000     Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing,            6,840,000
                   Inc.)/(Bank of America N.A. LOC), 3.750%, 8/3/2006
     2,550,000     Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/                      2,550,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     4,200,000     Forsyth County, GA, Development Authority IDRB (Series 1995), Weekly VRDNs (American BOA,               4,200,000
                   Inc.)/(Dresdner Bank AG, Frankfurt LOC), 3.690%, 8/2/2006
     4,620,000     Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal                   4,620,000
                   Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.720%, 8/3/2006
    10,560,000 3,4 Fulton County, GA, Building Authority PUTTERs (Series 323), Weekly VRDNs (MBIA Insurance Corp.         10,560,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     1,820,000     Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of               1,820,000
                   Medicine)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     5,595,000     Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's                  5,595,000
                   Clubs)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     3,000,000     Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian              3,000,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     1,000,000     Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School,                   1,000,000
                   Inc.)/(SunTrust Bank LOC), 3.640%, 8/2/2006
       900,000     Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank          900,000
                   of America N.A. LOC), 3.630%, 8/3/2006
     2,500,000     Fulton County, GA, Development Authority (Series 2005), Weekly VRDNs (Mt. Vernon Presbyterian           2,500,000
                   School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,500,000     Fulton County, GA, Development Authority (Series 2006), Weekly VRDNs (King's Ridge Christian            4,500,000
                   School)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,650,000     Fulton County, GA, Development Authority (Series 2006), Weekly VRDNs (Mt. Pisgah Christian              4,650,000
                   School, Inc.)/(Bank of North Georgia LOC), 4.020%, 8/3/2006
     4,200,000     Fulton County, GA, Development Authority (Series 2006), Weekly VRDNs (The Weber School,                 4,200,000
                   Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,500,000     Fulton County, GA, IDA, (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/                       4,500,000
                   (Columbus Bank and Trust Co., GA LOC), 3.710%, 8/3/2006
     2,000,000     Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX,               2,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     4,875,000     Gainesville and Hall County, GA, Development Authority (Series 2002) Weekly VRDNs (Fieldale             4,875,000
                   Farms Corp.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     4,940,000 3,4 Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park Apartments)/                     4,940,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006
     1,100,000     Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987) Weekly VRDNs         1,100,000
                   (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 3.770%, 8/2/2006
     1,000,000     Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/                       1,000,000
                   (SunTrust Bank LOC), 3.690%, 8/2/2006
     3,285,000 3,4 Georgia State HFA, MERLOTS (Series 2001 A-106), 3.40% TOBs (Wachovia Bank N.A. LIQ), Optional           3,285,000
                   Tender 11/9/2006
     7,100,000 3,4 Georgia State HFA, MERLOTS (Series B11), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006        7,100,000
     1,430,000     Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank (GTD),            1,430,000
                   JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs),
                   3.680%, 8/2/2006
     5,500,000     Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank (GTD),            5,500,000
                   JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs),
                   3.680%, 8/2/2006
    14,500,000     Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank (GTD),           14,500,000
                   Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.680%, 8/2/2006
     3,150,000     Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische        3,150,000
                   Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia
                   Bank N.A. LOCs), 3.680%, 8/2/2006
     5,000,000 3,4 Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/                   5,000,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006
    12,980,000 3,4 Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%,               12,980,000
                   8/3/2006
    10,450,000 3,4 Georgia State, PUTTERs (Series 493), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%,             10,450,000
                   8/3/2006
     1,815,000     Gwinnett County, GA, Development Authority (Series 1996), Weekly VRDNs (Sidel, Inc.)/                   1,815,000
                   (Bank of America N.A. LOC), 3.750%, 8/3/2006
       330,000     Gwinnett County, GA, Development Authority (Series 1997), Weekly VRDNs (Virgil R. Williams,               330,000
                   Jr.)/(Wachovia Bank N.A. LOC), 3.770%, 8/3/2006
     2,820,000     Gwinnett County, GA, Development Authority (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/                2,820,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
    13,250,000     Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen                         13,250,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.750%, 8/3/2006
     5,500,000     Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite              5,500,000
                   Crossing Apartments)/(SunTrust Bank LOC), 3.700%, 8/3/2006
    23,000,000     Gwinnett County, GA, School District, 4.50% TANs, 12/29/2006                                           23,084,229
     1,800,000     Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.),           1,800,000
                   3.740%, 8/1/2006
       480,000     Jackson County, GA, IDA, (Series 1997), Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC),              480,000
                   3.770%, 8/3/2006
     2,700,000     Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co.               2,700,000
                   LLC)/(Regions Bank, Alabama LOC), 3.760%, 8/3/2006
    17,500,000     Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista                        17,500,000
                   Apartments)/(FNMA LOC), 3.710%, 8/3/2006
     3,630,000     La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly            3,630,000
                   VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 3.850%, 8/3/2006
     3,465,000     La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly            3,465,000
                   VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 3.850%, 8/3/2006
     2,865,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee's Crossing Project Phase                   2,865,000
                   II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2006
     2,685,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee's Crossing Project Phase                   2,685,000
                   I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2006
     7,770,000 3,4 Marietta, GA, Housing Authority, MFH Revenue Bonds (Series 1995), Weekly VRDNs (Chalet                  7,770,000
                   Apartments)/(General Electric Capital Corp. LOC), 3.780%, 8/2/2006
     4,205,000     Medical Center Hospital Authority, GA, (Series 2004), Weekly VRDNs (Spring Harbor at Green              4,205,000
                   Island)/(Bank of Scotland, Edinburgh LOC), 3.640%, 8/3/2006
     1,442,000     Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay           1,442,000
                   Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 3.770%, 8/3/2006
    10,000,000     Monroe County, GA, Development Authority (Series 1995-2nd), 3.76% TOBs (Georgia Power Co.),            10,000,000
                   Mandatory Tender 6/1/2007
     2,950,000     Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker                2,950,000
                   College, Inc.)/(Regions Bank, Alabama LOC), 3.740%, 8/3/2006
       100,000     Municipal Electric Authority of Georgia, (Series 1994 E), Weekly VRDNs (FSA INS)/(Dexia Credit            100,000
                   Local LIQ), 3.550%, 8/2/2006
     4,430,000     Newnan, GA, Housing Authority (Series 2002), Weekly VRDNs (Summit Point Apartments)/                    4,430,000
                   (Columbus Bank and Trust Co., GA LOC), 3.740%, 8/3/2006
     5,785,000     Oconee County, GA, IDA, (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC),         5,785,000
                   3.640%, 8/2/2006
     5,100,000     Rockdale County, GA, 4.25% TANs, 12/29/2006                                                             5,111,874
     4,875,000     Rome-Floyd County, GA Development Authority (Series 2000), Weekly VRDNs (Steel King Industries,         4,875,000
                   Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.750%, 8/3/2006
     3,060,000     Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells        3,060,000
                   Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006
     8,040,000     Roswell, GA, Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/                     8,040,000
                   (FNMA LOC), 3.680%, 8/3/2006
     4,600,000     Roswell, GA, Housing Authority, MFH Refunding Revenue Bonds (Series 1988A), Weekly VRDNs                4,600,000
                   (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 3.740%, 8/2/2006
    10,100,000     Savannah, GA, EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.690%, 8/2/2006                   10,100,000
     2,000,000     Savannah, GA, EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/                          2,000,000
                   (SunTrust Bank LOC), 3.690%, 8/2/2006
     5,635,000     Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA            5,635,000
                   LOC), 3.680%, 8/3/2006
     3,500,000     Savannah, GA, Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key            3,500,000
                   Bank, N.A. LOC), 3.700%, 8/3/2006
     2,000,000     Tallapoosa, GA, Development Authority (Series 1994), Weekly VRDNs (U.S. Can Co.)/                       2,000,000
                   (Deutsche Bank Trust Co. Americas LOC), 3.830%, 8/2/2006
     1,000,000     Thomasville, GA, Payroll Development Authority (Series 2005A), Weekly VRDNs (American Fresh             1,000,000
                   Foods LP)/(Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
     7,000,000     Wayne County, GA, IDA, (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/                         7,000,000
                   (Wachovia Bank N.A. LOC), 3.710%, 8/4/2006
     1,050,000     Whitfield County, GA, Development Authority, Weekly VRDNs (Franklin Industries, Inc.)/                  1,050,000
                   (Bank of America N.A. LOC), 3.770%, 8/2/2006
     1,175,000     Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International,             1,175,000
                   Inc.)/(SunTrust Bank LOC), 3.750%, 8/3/2006
     3,200,000     Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA           3,200,000
                   YMCA)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
                      TOTAL                                                                                              576,830,817
                   PUERTO RICO--1.7%
     9,985,000 3,4 Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS                 9,985,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
                      TOTAL MUNICIPAL INVESTMENTS-100.8%                                                                 586,815,817
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET - (0.8)%                                                         (4,866,997)
                      TOTAL NET ASSETS -100%                                                                           $ 581,948,820


     Securities that are subject to the federal alternative minimum tax (AMT) represent 44.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $167,140,000, which represented 28.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $167,140,000, which represented 28.7% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes









MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  SHORT-TERM MUNICIPALS--100.4%1,2
                  MARYLAND-97.8%
  $ 1,075,000     Baltimore County, MD, IDA (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC),      $  1,075,000
                  3.720%, 8/3/2006
    2,400,000     Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs          2,400,000
                  (Baltimore Capital Acquisition)/(Bayerische Landesbank (GTD) LOC), 3.640%, 8/2/2006
    2,100,000     Baltimore County, MD, Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA           2,100,000
                  LOC), 3.500%, 8/15/2006
    2,270,000     Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co.,            2,270,000
                  Buffalo, NY LOC), 3.690%, 8/4/2006
    1,380,000     Baltimore County, MD (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc.                       1,380,000
                  Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/2/2006
    2,500,000     Calvert County, MD, EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC),         2,500,000
                  3.660%, 8/3/2006
      300,000     Carroll County, MD (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.680%,         300,000
                  8/3/2006
    3,340,000     Harford County, MD, EDA (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust          3,340,000
                  Co., Winston-Salem LOC), 3.780%, 8/3/2006
      400,000     Harford County, MD (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers &                400,000
                  Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2006
    1,015,000     Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences                         1,015,000
                  Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2006
    4,850,000     Howard County, MD, Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL           4,850,000
                  LLC)/(Comerica Bank LOC), 3.700%, 8/3/2006
    2,500,000 3,4 Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill         2,500,000
                  Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006
    2,000,000     Maryland Community Development Administration - Residential Revenue (Series 2005G), 3.20% TOBs,          2,000,000
                  Mandatory Tender 11/24/2006
    2,000,000     Maryland Community Development Administration - Residential Revenue (Series 2006D), 3.40% BANs,          2,000,000
                  3/7/2007
    2,470,000 3,4 Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J),            2,470,000
                  Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.780%, 8/2/2006
    2,900,000     Maryland State, IDFA (Series 1999), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische              2,900,000
                  Landesbank (GTD) LOC), Optional Tender 12/1/2006
    2,045,000     Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill            2,045,000
                  Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006
    1,750,000     Maryland State Economic Development Corp. (Series 1998), Weekly VRDNs (Morrison Health Care,             1,750,000
                  Inc.)/(Bank of America N.A. LOC), 3.730%, 8/3/2006
    2,570,000     Maryland State Economic Development Corp. (Series 1999A), Weekly VRDNs (Victor Graphics,                 2,570,000
                  Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/4/2006
    1,600,000     Maryland State Economic Development Corp. (Series 2000), Weekly VRDNs (AFCO Cargo BWI II                 1,600,000
                  LLC)/(SunTrust Bank LOC), 3.690%, 8/2/2006
    2,800,000     Maryland State Economic Development Corp. (Series 2000), Weekly VRDNs (Hunter Douglas Northeast,         2,800,000
                  Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006
    2,525,000     Maryland State Economic Development Corp. (Series 2002), Weekly VRDNs (Mirage-Tucker LLC                 2,525,000
                  Facility)/(Wilmington Trust Co. LOC), 3.740%, 8/4/2006
    1,950,000     Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (YMCA of Central Maryland,         1,950,000
                  Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
    2,000,000     Maryland State Health & Higher Educational Facilities Authority (Series 1999), Weekly VRDNs              2,000,000
                  (Landon School)/(SunTrust Bank LOC), 3.630%, 8/2/2006
    6,650,000     Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs             6,650,000
                  (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%,
                  8/4/2006
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% Bonds (Johns Hopkins              2,000,000
                  Hospital), 8/1/2006
    2,700,000     Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore         2,700,000
                  (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co.,
                  Baltimore LOC), 3.690%, 8/4/2006
      800,000     Maryland State, IDFA (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders          800,000
                  Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006
    3,000,000     Montgomery County, MD, EDA (Series 2002), Weekly VRDNs (Institute for Genomic Research,                  3,000,000
                  Inc.)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
    1,115,000     Montgomery County, MD, Housing Opportunities Commission (Series 1998 Issue I), Weekly VRDNs (Byron       1,115,000
                  House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2006
    2,340,000 3,4 Montgomery County, MD, Housing Opportunities Commission (Series 2004 FR/RI-L5), Weekly VRDNs             2,340,000
                  (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/2/2006
      669,000     Montgomery County, MD, Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A.         669,000
                  LOC), 3.850%, 8/1/2006
    2,000,000     Montgomery County, MD (Series 2002), 3.60% CP, Mandatory Tender 8/10/2006                                2,000,000
    6,800,000     Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia          6,800,000
                  Credit Local LIQ), 3.680%, 8/1/2006
    2,000,000 3,4 Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-             2,000,000
                  Thueringen (GTD) LIQ), 3.710%, 8/3/2006
      860,000 3,4 Prince Georges County, MD, Housing Authority Mortgage (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill          860,000
                  Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006
    1,295,000     Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers &            1,295,000
                  Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006
                     TOTAL                                                                                                82,969,000
                  PUERTO RICO--2.6%
      215,000 3,4 Puerto Rico, HFA (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc.         215,000
                  LIQ), 3.700%, 8/2/2006
    2,000,000 3,4 Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial        2,000,000
                  Guaranty NA INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
                     TOTAL                                                                                                 2,215,000
                     TOTAL MUNICIPAL INVESTMENTS-100.4%                                                                   85,184,000
                      (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES---NET-(0.4)%                                                             (372,510)
                     TOTAL NET ASSETS---100%                                                                            $ 84,811,490


Securities that are subject to the federal alternative minimum tax (AMT) represent 50.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     100.0%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $12,385,000, which represented 14.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $12,385,000, which represented 14.6% of total net assets.

5    Also represents cost for federal tax purposes.


Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 BANs   --Bond Anticipation Notes
 COL    --Collateralized
 CP     --Commercial Paper
 EDA    --Economic Development Authority
 EDRB   --Economic Development Revenue Bonds
 GNMA   --Government National Mortgage Association
 GTD    --Guaranteed
 HFA    --Housing Finance Authority
 IDA    --Industrial Development Authority
 IDFA   --Industrial Development Financing Authority
 INS    --Insured
 LIQ(s) --Liquidity Agreement(s)
 LOC    --Letter of Credit
 TOBs   --Tender Option Bonds
 VRDNs  --Variable Rate Demand Notes







MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.0%1,2
                   MASSACHUSETTS--99.0%
  $  9,409,986 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2), Weekly VRDNs         $   9,409,986
                   (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ),
                   3.720%, 8/3/2006
    12,218,000 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.30% TOBs              12,218,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 8/3/2006
     3,255,000 3,4 Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.660%,          3,255,000
                   8/3/2006
     2,000,000 3,4 Commonwealth of Massachusetts, MACON (Series 2005C), Weekly VRDNs (AMBAC INS)/                          2,000,000
                   (Bank of America N.A. LIQ), 3.670%, 8/3/2006
     4,970,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL Capital Assurance Inc.            4,970,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 8/3/2006
     1,990,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and JPMorgan          1,990,000
                   Chase Bank, N.A. LIQs), 3.670%, 8/3/2006
     2,785,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O), Weekly VRDNs (FSA            2,785,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
     3,485,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C), Weekly VRDNs (FSA            3,485,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
     3,650,000     Haverhill, MA, 4.50% BANs (Commonwealth of Massachusetts GTD), 11/10/2006                               3,656,902
     4,000,000     Haverhill, MA, 4.75% BANs (Commonwealth of Massachusetts GTD), 6/29/2007                                4,031,522
     6,000,000     Littleton, MA, 4.50% BANs, 7/27/2007                                                                    6,039,877
       970,000 3,4 Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D), Weekly VRDNs             970,000
                   (Goldman Sachs Group, Inc. LIQ), 3.670%, 8/3/2006
     2,700,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, (PT-1218), Weekly             2,700,000
                   VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 8/3/2006
     6,315,000     Massachusetts Bay Transportation Authority General Transportation System, (Series 1999), Weekly         6,315,000
                   VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.700%, 8/2/2006
     3,500,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series               3,500,000
                   2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
    10,780,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT), Weekly VRDNs          10,780,000
                   (Branch Banking & Trust Co., Winston-Salem LIQ), 3.680%, 8/2/2006
     1,000,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442), Weekly VRDNs        1,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
    18,030,000 3,4 Massachusetts HEFA, (PA-1326), Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance                 18,030,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/3/2006
     7,400,000     Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and          7,400,000
                   State Street Bank and Trust Co. LOCs), 3.610%, 8/3/2006
     4,975,000     Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.            4,975,000
                   LOC), 3.670%, 8/2/2006
    15,400,000     Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.640%,           15,400,000
                   8/3/2006
     2,860,000     Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC),        2,860,000
                   3.700%, 8/3/2006
     5,505,000 3,4 Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly VRDNs (Massachusetts             5,505,000
                   Institute of Technology)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
     5,100,000     Massachusetts IFA, (Series 1992B), 3.60% CP (New England Power Co.), Mandatory Tender 8/15/2006         5,100,000
     5,000,000     Massachusetts IFA, (Series 1992B), 3.62% CP (New England Power Co.), Mandatory Tender 9/12/2006         5,000,000
     5,805,000     Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),              5,805,000
                   3.690%, 8/3/2006
     5,375,000     Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC),        5,375,000
                   3.640%, 8/3/2006
     6,000,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1052Z), Weekly VRDNs (FSA                      6,000,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
     7,170,000 3,4 Massachusetts School Building Authority, TICs/TOCs (Series 2005-L), Weekly VRDNs (FSA                   7,170,000
                   INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/3/2006
     4,500,000     Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester                  4,500,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.700%, 8/3/2006
     7,100,000     Massachusetts State Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of               7,100,000
                   Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.690%, 8/3/2006
     2,500,000     Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (The Rivers                 2,500,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.560%, 8/3/2006
    13,200,000     Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption               13,200,000
                   College)/(Bank of New York LOC), 3.700%, 8/2/2006
    11,900,000     Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High       11,900,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.700%, 8/2/2006
     5,000,000     Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer                     5,000,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.640%, 8/3/2006
     3,500,000     Massachusetts State Development Finance Agency, (Series 2004A), Weekly VRDNs (Briarwood                 3,500,000
                   Retirement Community)/(Comerica Bank LOC), 3.640%, 8/3/2006
     5,000,000     Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (ISO New England,           5,000,000
                   Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006
     5,000,000     Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (Wentworth Institute        5,000,000
                   of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.750%, 8/3/2006
     7,935,000     Massachusetts State Development Finance Agency, (Series 2005A), Weekly VRDNs (Suffolk                   7,935,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.720%, 8/2/2006
     4,000,000     Massachusetts State Development Finance Agency, (Series 2006), Daily VRDNs (Melmark New                 4,000,000
                   England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 5.640%, 8/3/2006
    14,000,000     Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological         14,000,000
                   Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 8/4/2006
    10,000,000     Massachusetts State Development Finance Agency, (Series 2006A), Weekly VRDNs (WGBH Educational         10,000,000
                   Foundation)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 8/2/2006
     6,505,000 3,4 Massachusetts Turnpike Authority, ROCs (Series 536), Weekly VRDNs (MBIA Insurance Corp.                 6,505,000
                   INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006
    15,400,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N), Weekly        15,400,000
                   VRDNs (Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
     3,553,000     Pittsfield, MA, 4.25% BANs, 1/12/2007                                                                   3,563,010
     2,065,000     Pittsfield, MA, 4.50% BANs, 3/15/2007                                                                   2,075,484
                      TOTAL MUNICIPAL INVESTMENTS-99.0%                                                                  288,904,781
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES-NET-1.0%                                                                2,885,703
                      TOTAL NET ASSETS---100%                                                                          $ 291,790,484


     On July 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     100.0%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $117,672,986, which represented 40.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $117,672,986, which represented 40.3% of total net assets.

5    Also represents cost for federal tax purposes.


Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 IFA     --Industrial Finance Authority
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 VRDNs   --Variable Rate Demand Notes







MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT

                   SHORT-TERM MUNICIPALS-99.5%1,2
                   MICHIGAN-99.5%
  $  5,845,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), 3.80% TOBs (Chippewa       $   5,845,000
                   Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/18/2007
     2,985,000 3,4 Adrian, MI City School District, ROCS (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup Global            2,985,000
                   Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     3,275,000 3,4 Allen Park, MI Public School District, ROCS (Series 4007) Weekly VRDNs (Michigan State                  3,275,000
                   GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     1,845,000     Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National             1,845,000
                   Bank, Columbus, OH LOC), 4.140%, 8/3/2006
     4,195,000 3,4 BNY Municipal Certificates Trust (Series 2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing             4,195,000
                   (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC), 3.720%, 8/3/2006
     9,000,000 3,4 Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.           9,000,000
                   LIQ), 3.670%, 8/3/2006
     3,575,000 3,4 Detroit, MI City School District, MACON (Series 2006 J) Weekly VRDNs (FSA INS)/(Bank of America         3,575,000
                   N.A. LIQ), 3.680%, 8/3/2006
     3,465,000 3,4 Detroit, MI City School District, ROCs (Series 4004) Weekly VRDNs (FGIC INS)/(Citigroup Global          3,465,000
                   Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     1,995,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA        1,995,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
     1,000,000 3,4 Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA                1,000,000
                   INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006
     6,000,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA          6,000,000
                   INS)/(Bank of America N.A. LIQ), 3.740%, 8/3/2006
     2,500,000 3,4 Detroit, MI Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90) Weekly VRDNs        2,500,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
     2,000,000 3,4 Detroit, MI Water Supply System, MERLOTS (Series 2000 D) Weekly VRDNs (FGIC INS)/(Wachovia Bank         2,000,000
                   N.A. LIQ), 3.690%, 8/2/2006
     2,600,000     Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning                        2,600,000
                   Center)/(LaSalle Bank Midwest, N.A. LOC), 3.730%, 8/2/2006
       900,000     Garden City, MI HFA, (Series 1996A) Weekly VRDNs (Garden City Hospital, Osteopathic)/(National            900,000
                   City Bank of the Midwest LOC), 3.670%, 8/3/2006
     1,000,000     Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated         1,000,000
                   Group)/(Fifth Third Bank, Michigan LOC), 3.640%, 8/3/2006
     1,900,000     Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          1,900,000
                   3.880%, 8/2/2006
     1,840,000     Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A.            1,840,000
                   LOC), 3.750%, 8/3/2006
     4,700,000     Grand Valley, MI State University, (Series 2003) Weekly VRDNs (XL Capital Assurance Inc.                4,700,000
                   INS)/(Fifth Third Bank, Cincinnati LIQ), 3.650%, 8/3/2006
     8,920,000     Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer                       8,920,000
                   Hospital)/(Comerica Bank LOC), 3.690%, 8/3/2006
    18,200,000     Jackson County, MI Hospital Finance Authority, (Series 2005A) Weekly VRDNs (W.A.Foote Memorial         18,200,000
                   Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.660%, 8/3/2006
     3,900,000     Kentwood, MI Public Economic Development Corp. Weekly VRDNs (Holland Home Obligated                     3,900,000
                   Group)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006
     7,000,000     Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC          7,000,000
                   Bank NV LIQ), 3.690%, 8/2/2006
     3,100,000     Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC),           3,100,000
                   3.830%, 8/2/2006
     5,000,000 3,4 Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond          5,000,000
                   Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006
     9,985,000 3,4 Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit               9,985,000
                   Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.670%, 8/3/2006
     1,675,000 3,4 Michigan State Hospital Finance Authority, (ROCs Series 588CE) Weekly VRDNs (Henry Ford Health          1,675,000
                   System, MI)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.690%, 8/3/2006
     3,750,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement            3,750,000
                   Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.640%, 8/3/2006
    12,300,000     Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare             12,300,000
                   Credit Group)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
     5,000,000     Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A.          5,000,000
                   LOC), 3.680%, 8/2/2006
    13,800,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati       13,800,000
                   LOC), 3.680%, 8/2/2006
     1,500,000 3,4 Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit Medical         1,500,000
                   Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     8,200,000     Michigan State HDA Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase Bank, N.A. LOC), 3.770%,         8,200,000
                   8/2/2006
     1,465,000     Michigan State HDA, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local         1,465,000
                   LIQ), 3.720%, 8/2/2006
     5,535,000     Michigan State HDA, (Series 2001A) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati             5,535,000
                   LOC), 3.720%, 8/3/2006
       895,000     Michigan State HDA, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis             895,000
                   LOC), 3.820%, 8/3/2006
     8,275,000     Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited         8,275,000
                   Dividend Housing Association LLC)/(FNMA LOC), 3.650%, 8/3/2006
     1,950,000     Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 3.810%, 8/3/2006           1,950,000
     6,600,000     Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 3.800%,              6,600,000
                   8/3/2006
       700,000     Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank,           700,000
                   Columbus, OH LOC), 3.940%, 8/3/2006
       820,000     Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A.           820,000
                   LOC), 4.010%, 8/2/2006
       675,000     Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A.               675,000
                   LOC), 3.810%, 8/2/2006
     2,495,000     Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 3.800%,               2,495,000
                   8/3/2006
     1,280,000     Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank          1,280,000
                   Midwest, N.A. LOC), 3.810%, 8/2/2006
       825,000     Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A.              825,000
                   LOC), 3.810%, 8/2/2006
     2,225,000     Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational Independent School                       2,225,000
                   District)/(LaSalle Bank, N.A. LOC), 3.710%, 8/2/2006
     2,100,000     Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A.           2,100,000
                   LOC), 3.810%, 8/3/2006
     1,440,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Fifth         1,440,000
                   Third Bank, Michigan LOC), 3.800%, 8/3/2006
       115,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Hercules Drawn Steel Corp.                     115,000
                   Project)/(Key Bank, N.A. LOC), 3.780%, 8/2/2006
       345,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/(Fifth Third Bank,                345,000
                   Michigan LOC), 3.800%, 8/3/2006
       145,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/(Comerica          145,000
                   Bank LOC), 3.800%, 8/3/2006
       530,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC                            530,000
                   Project)/(Comerica Bank LOC), 3.800%, 8/3/2006
       315,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/                       315,000
                   (Comerica Bank LOC), 3.800%, 8/3/2006
       975,000     Michigan State Strategic Fund, (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,                 975,000
                   Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.810%, 8/2/2006
     1,625,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/                      1,625,000
                   (Comerica Bank LOC), 3.800%, 8/3/2006
       895,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/                            895,000
                   (Huntington National Bank, Columbus, OH LOC), 3.940%, 8/3/2006
       530,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/                           530,000
                   (Huntington National Bank, Columbus, OH LOC), 3.940%, 8/3/2006
       810,000     Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A.               810,000
                   LOC), 3.780%, 8/3/2006
     2,200,000     Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/                    2,200,000
                   (Huntington National Bank, Columbus, OH LOC), 3.940%, 8/3/2006
     4,075,000     Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC),        4,075,000
                   3.800%, 8/3/2006
     4,000,000     Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the            4,000,000
                   West, San Francisco, CA LOC), 3.790%, 8/3/2006
     8,160,000     Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/                  8,160,000
                   (Comerica Bank LOC), 3.670%, 8/3/2006
     5,949,000     Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of                   5,949,000
                   Indianapolis LOC), 3.720%, 8/3/2006
       749,000     Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of                     749,000
                   Indianapolis LOC), 3.920%, 8/3/2006
     1,845,000     Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly VRDNs (J.R.        1,845,000
                   Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.880%, 8/3/2006
     1,825,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC            1,825,000
                   LOC), 3.790%, 8/3/2006
     6,300,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/                     6,300,000
                   (Allied Irish Banks PLC LOC), 3.790%, 8/3/2006
     2,290,000 3,4 Wayne County, MI Airport Authority, (ROCs Series 9009) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.720%, 8/3/2006
     3,640,000 3,4 Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan         3,640,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.720%, 8/3/2006
     2,290,000 3,4 Wayne County, MI Airport Authority, ROCs (Series 9008) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.720%, 8/3/2006
     3,995,000 3,4 Wayne County, MI, (Series 2000-383) Weekly VRDNs (Detroit, MI Metropolitan Wayne County                 3,995,000
                   Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.710%, 8/3/2006
                      TOTAL MUNICIPAL INVESTMENTS-99.5%                                                                  253,833,000
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES-NET-0.5%                                                                1,185,365
                      TOTAL NET ASSETS-100%                                                                            $ 255,018,365


Securities that are subject to the federal alternative minimum tax (AMT) represent 36.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio  securities  were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     100.0%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $76,210,000, which represented 29.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $76,210,000, which represented 29.9% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDC     --Economic Development Commission
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HDA     --Housing Development Authority
 HFA     --Housing Finance Authority
 IDR     --Industrial Development Revenue
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPs    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--101.0%1,2
                   MINNESOTA-99.9%
  $ 16,255,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs              $  16,255,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.650%, 8/3/2006
     2,390,000     Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC),          2,390,000
                   3.750%, 8/3/2006
     7,225,000     Avon, MN (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 3.740%, 8/2/2006              7,225,000
     9,955,000 3,4 Becker, MN (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/                      9,955,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.850%, 8/3/2006
     2,855,000     Blaine, MN, IDRB (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A.,          2,855,000
                   Minnesota LOC), 3.850%, 8/3/2006
       430,000     Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%,                430,000
                   8/3/2006
       900,000     Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC),           900,000
                   3.670%, 8/3/2006
     2,800,000     Center City, MN (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC),         2,800,000
                   3.670%, 8/3/2006
       855,000     Chanhassen, MN, IDA (Series 1995), Weekly VRDNs (Building Management Group LLC)/                          855,000
                   (Wells Fargo Bank, N.A., Minnesota LOC), 3.850%, 8/3/2006
     4,350,000     Chaska, MN (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank,             4,350,000
                   Milwaukee LOC), 3.760%, 8/1/2006
     4,945,000 3,4 Clipper Tax-Exempt Certificates Trust (Minnesota AMT)/(Series 2006-1), Weekly VRDNs (Minnesota          4,945,000
                   State HFA)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 8/3/2006
     3,000,000     Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC),              3,000,000
                   3.660%, 8/3/2006
     3,400,000     Coon Rapids, MN (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC),          3,400,000
                   3.750%, 8/4/2006
    14,500,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J),            14,500,000
                   Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
    15,875,000 3,4 Dakota County, MN Community Development Agency (PT-484), Weekly VRDNs (Southview Gables                15,875,000
                   Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.690%, 8/3/2006
    18,680,000 3,4 Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS           18,680,000
                   (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
    13,000,000     Duluth, MN, 4.25% TANs, 12/29/2006                                                                     13,050,044
     4,325,000     Eagan, MN (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 3.700%,            4,325,000
                   8/3/2006
       475,000     Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A., Minnesota LOC),             475,000
                   3.670%, 8/1/2006
       450,000     Eden Prairie, MN, IDA (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A.             450,000
                   LOC), 3.850%, 8/3/2006
     6,000,000     Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates         6,000,000
                   LLP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
       400,000     Edgerton, MN (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank, N.A.,                  400,000
                   Minnesota LOC), 3.750%, 8/3/2006
     3,500,000 3,4 Elk River, MN Independent School District No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA             3,500,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     1,000,000     Faribault, MN, IDA (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York             1,000,000
                   LOC), 3.740%, 8/3/2006
     1,850,000     Farmington, MN (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A.,          1,850,000
                   Minnesota LOC), 3.770%, 8/1/2006
     3,990,000     Greenway, MN Independent School District No. 316, 3.80% TRANs (Minnesota State GTD), 9/12/2006          3,993,338
     2,845,000     Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch                        2,845,000
                   Apartments)/(FNMA LOC), 3.700%, 8/3/2006
     1,050,000     Hennepin County, MN (Series 1996C), Weekly VRDNs, 3.750%, 8/3/2006                                      1,050,000
     7,500,000     Hopkins, MN Independent School District No. 270, 3.75% TRANs (Minnesota State GTD), 8/7/2006            7,500,765
     2,400,000     Lino Lakes, MN (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota            2,400,000
                   LOC), 3.750%, 8/3/2006
     1,530,000     Lino Lakes, MN (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank,             1,530,000
                   N.A., Minnesota LOC), 3.850%, 8/3/2006
       550,000     Maplewood, MN (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A.,              550,000
                   Minnesota LOC), 3.850%, 8/3/2006
     4,615,000     Mendota Heights, MN (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC            4,615,000
                   LOC), 3.650%, 8/3/2006
    10,000,000     Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota State GTD), 8/10/2006           10,002,512
     5,000,000     Minneapolis, MN Health Care System (Series 2005B), Weekly VRDNs (Fairview Health                        5,000,000
                   Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.640%, 8/2/2006
     1,500,000     Minneapolis, MN Health Care System (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA        1,500,000
                   Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.620%, 8/2/2006
     2,600,000     Minneapolis, MN (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC),            2,600,000
                   3.610%, 8/1/2006
       700,000     Minneapolis, MN (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 3.690%, 8/3/2006           700,000
     3,610,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-727) Weekly VRDNs (FGIC INS)/(BNP         3,610,000
                   Paribas SA LIQ), 3.720%, 8/3/2006
     9,935,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-1174), Weekly VRDNs (FGIC                 9,935,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006
     2,550,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-2834), 3.59% TOBs (AMBAC                  2,550,000
                   INS)/(Dexia Credit Local LIQ), Optional Tender 3/22/2007
     5,960,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-2844), Weekly VRDNs (AMBAC                5,960,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 8/3/2006
     3,710,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (SGA 121), Weekly VRDNs (FGIC                 3,710,000
                   INS)/(Societe Generale, Paris LIQ), 3.680%, 8/2/2006
     2,815,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission (SGA 127)/(Series 2001), Weekly VRDNs         2,815,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.680%, 8/2/2006
     7,055,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, PUTTERs (Series 1338), Weekly VRDNs          7,055,000
                   (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006
     5,255,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 327), Weekly VRDNs (FGIC        5,255,000
                   INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006
     3,430,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 9007), Weekly VRDNs             3,430,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006
     3,320,000     Minnesota Agricultural and Economic Development Board (Series 1996), Weekly VRDNs (Evangelical          3,320,000
                   Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.690%, 8/3/2006
     2,690,000 3,4 Minnesota State HFA (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ),        2,690,000
                   3.780%, 8/2/2006
     6,765,000     Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.680%,            6,765,000
                   8/3/2006
    10,000,000     Minnesota State HFA (2005 Series N), 3.30% BANs, 12/4/2006                                             10,000,000
     1,670,000 3,4 Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%,           1,670,000
                   8/2/2006
     2,035,000 3,4 Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank N.A., New York LIQ), 3.720%,             2,035,000
                   8/3/2006
     5,750,000     Minnesota State Higher Education Facility Authority (Series Four-S), Weekly VRDNs (Bethel               5,750,000
                   College and Seminary)/(Allied Irish Banks PLC LOC), 3.710%, 8/2/2006
     3,430,000     Minnesota State Higher Education Facility Authority (Series Five-L), Weekly VRDNs (University of        3,430,000
                   St. Thomas)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2006
     4,000,000     Minnesota State Higher Education Facility Authority (Series Five-S), Weekly VRDNs (William              4,000,000
                   Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.650%, 8/3/2006
     3,250,000     Minnesota State Higher Education Facility Authority (Series Five-V), Weekly VRDNs (Bethel               3,250,000
                   College and Seminary)/(Allied Irish Banks PLC LOC), 3.710%, 8/2/2006
     2,530,000     Minnesota State Higher Education Facility Authority (Series Six E-1), Weekly VRDNs (Hamline             2,530,000
                   University of Minnesota)/(Harris, N.A. LOC), 3.660%, 8/3/2006
     4,580,000     Minnesota State Higher Education Facility Authority (Series Six-E2), Weekly VRDNs (Hamline              4,580,000
                   University of Minnesota)/(Harris, N.A. LOC), 3.660%, 8/3/2006
     4,100,000     Minnesota State Higher Education Facility Authority (Series Six-H), Weekly VRDNs (St. Thomas            4,100,000
                   University)/(Bank of New York LOC), 3.650%, 8/3/2006
     5,000,000     Minnesota State Higher Education Facility Authority (Series Six-J2), Weekly VRDNs (Augsburg             5,000,000
                   College)/(Harris, N.A. LOC), 3.660%, 8/3/2006
    14,000,000 3,4 Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ),            14,000,000
                   3.680%, 8/3/2006
     5,900,000     Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments         5,900,000
                   (MN))/(National Bank of Canada, Montreal LOC), 3.690%, 8/3/2006
     1,380,000     New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 3.850%, 8/3/2006                        1,380,000
     2,655,000     New Hope, MN (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.690%, 8/3/2006                 2,655,000
     4,700,000     North Suburban, MN Hospital District (Series 2002), Weekly VRDNs (Woodfield LP)/(Marshall &             4,700,000
                   Ilsley Bank, Milwaukee LOC), 3.740%, 8/3/2006
     2,685,000 3,4 Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/                          2,685,000
                   (Citibank N.A., New York LIQ), 3.680%, 8/3/2006
     4,995,000 3,4 Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), Weekly VRDNs (FSA           4,995,000
                   INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     6,680,000     Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/                          6,680,000
                   (LaSalle Bank, N.A. LOC), 3.660%, 8/3/2006
     1,725,000     Onamia, MN Independent School District No. 480, 3.75% TRANs (Minnesota State GTD), 9/1/2006             1,726,077
       625,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.850%,                 625,000
                   8/3/2006
     4,965,000     Plymouth, MN (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.700%, 8/3/2006          4,965,000
    13,000,000     Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway           13,000,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
     3,575,000     Robbinsdale, MN (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC),               3,575,000
                   3.690%, 8/4/2006
     9,130,000 3,4 Rochester, MN Health Care Facility Authority (Series 1998-177), Weekly VRDNs (Mayo                      9,130,000
                   Foundation)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     3,500,000     Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/                                    3,500,000
                   (FNMA LOC), 3.720%, 8/3/2006
     1,800,000     Rockford, MN (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo            1,800,000
                   Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006
    18,000,000     Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement                18,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     6,145,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                      6,145,000
                   Center)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.640%, 8/3/2006
    13,445,000 3,4 Southern Minnesota Municipal Power Agency, ROC's (Series 189 II), Weekly VRDNs (AMBAC                  13,445,000
                   INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006
     7,000,000     St. Anthony, MN (Series  2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,          7,000,000
                   N.A. LOC), 3.740%, 8/4/2006
     2,415,000     St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A.          2,415,000
                   LOC), 3.810%, 8/1/2006
     4,690,000     St. Louis County, MN Independent School District No. 2142 (Series 2005A), 4.25% TRANs (Minnesota        4,697,130
                   State GTD), 9/30/2006
     6,260,000     St. Louis Park, MN (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(LaSalle Bank,          6,260,000
                   N.A. LOC), 3.750%, 8/4/2006
     5,565,000     St. Louis Park, MN (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.650%,                5,565,000
                   8/3/2006
     2,280,000     St. Michael, MN (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank,             2,280,000
                   N.A., Minnesota LOC), 3.750%, 8/3/2006
     5,000,000     St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Series 2002A), Weekly VRDNs         5,000,000
                   (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
     2,600,000     St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul,                  2,600,000
                   Inc.)/(Dexia Credit Local LOC), 3.710%, 8/2/2006
     1,700,000     St. Paul, MN Housing & Redevelopment Authority (1995 Series I), Weekly VRDNs (District Cooling          1,700,000
                   St Paul, Inc.)/(Dexia Credit Local LOC), 3.710%, 8/2/2006
     4,830,000 3,4 St. Paul, MN Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East,         4,830,000
                   Inc.)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.690%, 8/3/2006
     3,000,000     St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton        3,000,000
                   Development LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
     4,820,000     St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments         4,820,000
                   LP)/(LaSalle Bank, N.A. LOC), 3.740%, 8/4/2006
     3,000,000     St. Paul, MN Port Authority (2003-13-Series T), Weekly VRDNs (District Cooling St Paul,                 3,000,000
                   Inc.)/(Dexia Credit Local LOC), 3.710%, 8/2/2006
     1,200,000     St. Paul, MN Port Authority (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley             1,200,000
                   Bank, Milwaukee LOC), 4.000%, 8/3/2006
     2,500,000     St. Paul, MN Port Authority, Variable Rate Demand IDRB's (Series 1998A), Weekly VRDNs (National         2,500,000
                   Checking Co.)/(U.S. Bank, N.A. LOC), 3.950%, 8/3/2006
       880,000     Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),                 880,000
                   3.750%, 8/4/2006
     2,020,000     Waite Park, MN (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A.             2,020,000
                   LOC), 3.850%, 8/3/2006
     1,960,000     Warroad, MN Independent School District No. 690, 5.00% TANs (Minnesota State GTD), 8/3/2007             1,980,687
       900,000     Wells, MN, 3.80% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 12/1/2006                 900,000
     2,500,000     White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A.         2,500,000
                   LOC), 3.750%, 8/4/2006
     1,705,000     Winnebago, MN (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A.             1,705,000
                   LOC), 3.680%, 8/2/2006
                      TOTAL                                                                                              472,950,553
                   PUERTO RICO--1.1%
     4,990,000 3,4 Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS                 4,990,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
                      TOTAL MUNICIPAL INVESTMENTS---101.0%                                                               477,940,553
                       (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-(1.0)%                                                          (4,659,224)
                      TOTAL NET ASSETS---100%                                                                          $ 473,281,329


     Securities that are subject to the federal alternative minimum tax (AMT) represent 44.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     100.0%         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $188,500,000, which represented 39.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $188,500,000, which represented 39.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--100.7%1,2
                   NEW JERSEY--100.7%
  $  1,000,000     Andover, NJ Regional School District, 4.50% BANs, 6/14/2007                                         $   1,005,852
     3,510,000     Barrington, NJ, 4.50% BANs, 1/25/2007                                                                   3,526,778
     2,081,450     Bethlehem Township, NJ, 4.50% BANs, 6/19/2007                                                           2,093,290
     2,768,167     Bridgeton, NJ, 4.50% BANs, 3/7/2007                                                                     2,781,228
     2,642,000     Clementon, NJ Board of Education, 4.25% BANs, 9/6/2006                                                  2,642,000
     6,000,000     Clifton, NJ, 4.00% BANs, 8/24/2006                                                                      6,000,224
     1,036,500     Collingswood, NJ, (Series 2006C), 4.50% BANs, 3/9/2007                                                  1,041,623
     9,900,000 3,4 Delaware River Port Authority Revenue, MERLOTS (Series 2000B-4) Weekly VRDNs (FGIC                      9,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.710%, 8/2/2006
     2,025,000     Demarest, NJ Board of Education, 4.75% BANs, 7/13/2007                                                  2,038,840
     3,107,000     Fairfield Township, NJ, 4.625% BANs, 2/16/2007                                                          3,118,826
     3,889,000     Hazlet Township, NJ, 4.00% BANs, 8/4/2006                                                               3,889,095
     3,000,000     Hoboken, NJ, 4.00% BANs, 9/15/2006                                                                      3,001,445
     4,135,000     Jersey City, NJ Redevelopment Agency, Dixon Mill Apartments (Series 2000A) Weekly VRDNs (Dixon          4,135,000
                   Mills Associates)/(FNMA LOC), 3.630%, 8/2/2006
     1,279,000     Knowlton Township, NJ, 4.50% BANs, 5/7/2007                                                             1,285,588
     3,254,700     Mantua Township, NJ, (Series A), 4.75% BANs, 5/8/2007                                                   3,276,807
     1,846,000     Matawan Borough, NJ, 4.50% BANs, 4/11/2007                                                              1,854,994
     1,500,000     Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC), 3.720%, 8/3/2006        1,500,000
     1,860,000     Middlesex, NJ, 4.50% BANs, 4/6/2007                                                                     1,869,744
     3,275,000     Mount Holly Township, NJ, 4.50% BANs, 2/20/2007                                                         3,289,345
     1,490,000     New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A.,           1,490,000
                   Cherry Hill, NJ LOC), 3.690%, 8/4/2006
     1,640,000     New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),            1,640,000
                   3.790%, 8/4/2006
     3,525,000     New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic,        3,525,000
                   NJ LOC), 3.760%, 8/3/2006
     4,178,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo,          4,178,000
                   NY LOC), 3.660%, 8/2/2006
     1,230,000     New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/                     1,230,000
                   (Wachovia Bank N.A. LOC), 3.770%, 8/3/2006
       500,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 3.750%,                500,000
                   8/3/2006
     2,310,000     New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC), 3.650%,           2,310,000
                   8/3/2006
     3,200,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             3,200,000
                   LOC), 3.670%, 8/2/2006
     3,500,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC),          3,500,000
                   3.720%, 8/2/2006
     6,600,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             6,600,000
                   LOC), 3.670%, 8/2/2006
       800,000     New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson,             800,000
                   Inc.)/(Bank of New York LOC), 3.610%, 8/1/2006
    15,750,000     New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New         15,750,000
                   York LOC), 3.700%, 8/1/2006
       945,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A.          945,000
                   LOC), 3.880%, 8/3/2006
     6,940,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A. LOC), 3.640%,              6,940,000
                   8/2/2006
     7,500,000     New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          7,500,000
                   LOC), 3.660%, 8/4/2006
     1,100,000     New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          1,100,000
                   LOC), 3.660%, 8/4/2006
     3,835,000     New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry            3,835,000
                   Hill, NJ LOC), 3.690%, 8/4/2006
     1,100,000     New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty               1,100,000
                   LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.790%, 8/4/2006
     7,100,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC),        7,100,000
                   3.660%, 8/2/2006
     1,600,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank,            1,600,000
                   N.A. LOC), 3.690%, 8/4/2006
     2,935,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National         2,935,000
                   Bank, Passaic, NJ LOC), 3.700%, 8/3/2006
     4,700,000     New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/                        4,700,000
                   (Citibank N.A., New York LOC), 3.670%, 8/2/2006
     5,000,000     New Jersey EDA, (Series 2005) Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC),         5,000,000
                   3.670%, 8/2/2006
       500,000     New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank            500,000
                   of New York LOC), 3.770%, 8/3/2006
     4,500,000     New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of              4,500,000
                   Pennsylvania LOC), 3.640%, 8/2/2006
     2,665,000 3,4 New Jersey EDA, School Facilities Construction  (MACON Series 2006B) Weekly VRDNs (FSA                  2,665,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
     3,035,000 3,4 New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H) Weekly VRDNs (FGIC            3,035,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
    10,450,000 3,4 New Jersey EDA, School Facilities Construction PUTTERS (Series 1246Q) Weekly VRDNs (FSA                10,450,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.700%, 8/3/2006
     3,800,000     New Jersey EDA, Winchester Gardens at Ward Homestead (Series 2004) Weekly VRDNs (Marcus L. Ward         3,800,000
                   Home)/(Valley National Bank, Passaic, NJ LOC), 3.650%, 8/3/2006
     6,200,000 3,4 New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan           6,200,000
                   Chase & Co. LIQ), 3.710%, 8/2/2006
     5,475,000     New Jersey Health Care Facilities Financing Authority, (Series 1999A-4) Daily VRDNs (St. Mary's         5,475,000
                   Hospital)/(Valley National Bank, Passaic, NJ LOC), 3.660%, 8/3/2006
     6,325,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health            6,325,000
                   Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/3/2006
     3,500,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore          3,500,000
                   Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/3/2006
     5,185,000 3,4 New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs          5,185,000
                   (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
     5,800,000 3,4 New Jersey Health Care Facilities Financing Authority, PUTTERS (Series 1063) Weekly VRDNs (New          5,800,000
                   Jersey Department of Human Services)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%,
                   8/3/2006
    12,075,000 3,4 New Jersey Health Care Facilities Financing Authority, Roaring Forks (Series 2005-20) Weekly           12,075,000
                   VRDNs (New Jersey Department of Human Services)/(AMBAC INS)/(Bank of New York LIQ), 3.670%,
                   8/3/2006
       840,000 3,4 New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA            840,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/2/2006
     6,000,000     New Jersey Housing & Mortgage Financing Authority, Multi-family Revenue Bonds (Series 2006A)            6,000,000
                   Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.650%, 8/3/2006
     2,900,000     New Jersey State Educational Facilities Authority, (2000 Series D) Weekly VRDNs (Institute for          2,900,000
                   Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/3/2006
     3,370,000 3,4 New Jersey State Transportation Trust Fund Authority, (Series 5012-BBT) Weekly VRDNs (FSA               3,370,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.670%, 8/2/2006
     8,905,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-10Z) Weekly VRDNs           8,905,000
                   (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 8/3/2006
     3,010,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-14Z) Weekly VRDNs           3,010,000
                   (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 8/3/2006
     7,295,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-15Z) Weekly VRDNs           7,295,000
                   (FGIC INS)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 8/3/2006
     9,310,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241) Weekly VRDNs (FSA            9,310,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006
     1,500,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 1403) Weekly VRDNs (MBIA          1,500,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     4,635,000 3,4 New Jersey State, MACON Trust (Series 2004F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ),         4,635,000
                   3.670%, 8/3/2006
    14,995,000 3,4 New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch &        14,995,000
                   Co., Inc. LIQ), 3.670%, 8/3/2006
    15,720,000 3,4 Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie King Village Apartments)/(Merrill          15,720,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006
     1,376,000     Pohatcong Township, NJ, 4.50% BANs, 3/14/2007                                                           1,382,949
     2,992,500     Point Pleasant Beach, NJ, 4.75% BANs, 1/5/2007                                                          3,002,512
    10,000,000     Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs, 3.731%, 8/1/2006            10,000,000
     4,400,000 3,4 Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co.,         4,400,000
                   Inc. LIQ), 3.710%, 8/2/2006
     2,260,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK                   2,260,000
                   International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%,
                   8/2/2006
     2,100,000 3,4 Port Authority of New York and New Jersey, PUTTERS (Series 153) Weekly VRDNs (FGIC                      2,100,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/3/2006
     5,200,000     Sea Isle City, NJ, 4.75% BANs, 5/9/2007                                                                 5,236,630
     1,152,250     Seaside Heights Borough, NJ, (Series 2006A), 4.25% BANs, 2/9/2007                                       1,156,936
     2,300,000     Seaside Heights Borough, NJ, 4.50% BANs, 12/7/2006                                                      2,307,554
     1,014,700     South Toms River, NJ, 4.25% BANs, 6/11/2007                                                             1,018,061
     1,067,000     Teterboro, NJ, 4.75% BANs, 6/22/2007                                                                    1,072,468
     2,300,000 3,4 Tobacco Settlement Financing Corp., NJ, (PA-1350) Weekly VRDNs (Merrill Lynch & Co., Inc.               2,300,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/3/2006
     4,706,045     Tuckerton, NJ, 4.50% BANs, 6/22/2007                                                                    4,734,281
     1,376,000     Union Beach, NJ, 4.50% BANs, 3/15/2007                                                                  1,382,980
     2,000,000     Washington Borough, NJ, 4.375% BANs, 12/1/2006                                                          2,005,649
     1,848,310     Wenonah, NJ, 4.50% BANs, 3/23/2007                                                                      1,857,447
     1,661,454     West Deptford Township, NJ, 4.50% BANs, 9/22/2006                                                       1,663,756
     3,800,000     Wildwood Crest, NJ, 4.25% BANs, 9/7/2006                                                                3,801,754
     5,000,000     Wildwood, NJ, 4.625% BANs, 5/11/2007                                                                    5,025,151
     2,000,000     Wildwood, NJ, 4.75% BANs, 5/11/2007                                                                     2,009,741
                      TOTAL MUNICIPAL INVESTMENTS-100.7%                                                                 352,436,548
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES-NET-(0.7)%                                                            (2,449,004)
                      TOTAL NET ASSETS-100%                                                                            $ 349,987,544


     Securities that are subject to the federal alternative minimum tax (AMT) represent 19.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     94.5%                                          5.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $135,950,000, which represented 38.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $135,950,000, which represented 38.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PUTTERs --Puttable Tax-Exempt Receipts
 VRDNs   --Variable Rate Demand Notes







NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS --101.6%1,2
                    NEW YORK--101.3%
  $   5,700,000     Amherst, NY IDA, (Series 2006B) Weekly VRDNs (Daemen College)/(Radian Asset Assurance            $     5,700,000
                    INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ), 3.720%, 8/3/2006
     10,556,000     Amsterdam, NY Enlarged City School District, 4.50% BANs, 6/20/2007                                    10,610,044
     11,100,000     Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs (467 Delaware Avenue LLC)/(Federal Home Loan           11,100,000
                    Bank of New York LOC), 3.710%, 8/3/2006
      9,500,000     Binghamton, NY City School District, 4.25% RANs, 1/19/2007                                             9,535,257
      5,400,000     Camden, NY Central School District, 4.50% RANs, 6/29/2007                                              5,430,699
      4,155,000     Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products,                     4,155,000
                    Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.790%, 8/3/2006
      2,800,000     Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of              2,800,000
                    Pennsylvania LOC), 3.780%, 8/2/2006
      5,600,000     Chautauqua County, NY IDA, The Carriage House Companies (Series 1985) Weekly VRDNs (The Red            5,600,000
                    Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.650%, 8/3/2006
      1,988,000     Clarence, NY Central School District, 4.50% BANs, 7/26/2007                                            1,999,274
      2,000,000     Clarence, NY Central School District, 4.50% TANs, 6/29/2007                                            2,011,388
      8,550,000     Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital              8,550,000
                    Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.640%, 8/3/2006
        260,000     Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC), 3.800%, 8/3/2006                    260,000
        220,000     Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC),             220,000
                    3.800%, 8/3/2006
      3,500,000     Corning, NY City School District, 4.25% BANs, 6/29/2007                                                3,514,708
      3,820,000     Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie,                  3,820,000
                    Inc.)/(Key Bank, N.A. LOC), 3.700%, 8/3/2006
      7,100,000     East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs           7,100,000
                    (Seabury Associates LP)/(HSBC Bank USA LOC), 3.720%, 8/3/2006
      1,000,000     Eastport South Manor, NY CSD, 4.50% TANs, 6/28/2007                                                    1,005,239
      3,745,000     Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People,                 3,745,000
                    Inc.)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006
      3,980,000     Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of             3,980,000
                    America N.A. LOC), 3.840%, 8/3/2006
      8,350,000     Green Island, NY Union Free School District, 4.50% BANs, 6/26/2007                                     8,404,341
     10,476,520 3,4 Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/                          10,476,520
                    (Lehman Brothers Holdings, Inc. SWP), 3.750%, 8/2/2006
     10,830,090     Ithaca, NY, (Series 2006A), 4.25% BANs, 1/17/2007                                                     10,876,675
     10,317,749     Ithaca, NY, 4.50% BANs, 8/3/2007                                                                      10,393,069
      2,000,000     Johnstown, NY, 4.00% BANs, 10/5/2006                                                                   2,003,280
     12,400,000     Liverpool, NY CSD, 4.50% RANs, 7/6/2007                                                               12,464,209
      7,000,000     Livingston County, NY, 4.50% BANs, 8/2/2007                                                            7,050,540
      9,665,000     Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/                               9,665,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 8/3/2006
      3,400,000     Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC),             3,400,000
                    3.780%, 8/2/2006
      5,995,000 3,4 Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (MTA Transportation                  5,995,000
                    Revenue)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006
     23,500,000     Metropolitan Transportation Authority, NY, (Series 2005A) Weekly VRDNs (MTA Dedicated Tax             23,500,000
                    Fund)/(XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.650%, 8/3/2006
      9,395,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                   9,395,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
      5,662,000 3,4 Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly           5,662,000
                    VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 3.670%, 8/3/2006
     14,585,000 3,4 Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax         14,585,000
                    Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006
      1,705,000     Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A.             1,705,000
                    LOC), 3.880%, 8/3/2006
      1,700,000     Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation                   1,700,000
                    Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.700%,
                    8/3/2006
      9,455,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/                      9,455,000
                    (HSBC Bank USA LOC), 3.690%, 8/3/2006
      7,190,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living,                    7,190,000
                    LLC)/(HSBC Bank USA LOC), 3.690%, 8/3/2006
      1,750,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living,                    1,750,000
                    LLC)/(HSBC Bank USA LOC), 3.690%, 8/3/2006
     14,625,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA          14,625,000
                    LOC), 3.690%, 8/3/2006
      4,800,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/                         4,800,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/3/2006
     26,495,000 3,4 Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn LLC)/(Lloyds TSB Bank          26,495,000
                    PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.740%, 8/3/2006
      8,230,000     Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High                     8,230,000
                    School)/(Comerica Bank LOC), 3.650%, 8/3/2006
     44,000,000     New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street           44,000,000
                    Associates LLC)/(HSBC Bank USA LOC), 3.650%, 8/2/2006
     11,000,000     New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (155 West 21st               11,000,000
                    Street, LLC)/(Bank of New York LOC), 3.650%, 8/2/2006
      5,800,000     New York City, NY Housing Development Corp., (Series 2005A: 15 East Clarke Place Apartments)           5,800,000
                    Weekly VRDNs (East Clarke Place Associates II LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.680%,
                    8/2/2006
      8,200,000 3,4 New York City, NY IDA, (MT-189) Weekly VRDNs (Terminal One Group Association)/(Merrill Lynch           8,200,000
                    & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/3/2006
     10,000,000     New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/(Citibank NA, New York           10,000,000
                    LOC), 3.680%, 8/2/2006
     15,820,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's              15,820,000
                    Services, Inc.)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2006
     14,300,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West          14,300,000
                    Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/3/2006
      4,700,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance          4,700,000
                    Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/3/2006
      1,255,000     New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/                          1,255,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.700%, 8/3/2006
      6,000,000     New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/                    6,000,000
                    (Wachovia Bank N.A. LOC), 3.670%, 8/3/2006
      3,200,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish               3,200,000
                    Banks PLC LOC), 3.650%, 8/3/2006
      5,355,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and                   5,355,000
                    Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/3/2006
      3,770,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank NA,             3,770,000
                    New York LOC), 3.700%, 8/3/2006
      7,700,000     New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/             7,700,000
                    (HSBC Bank USA LOC), 3.670%, 8/3/2006
      2,440,000     New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New          2,440,000
                    York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC), 3.700%, 8/3/2006
      2,875,000     New York City, NY IDA, (Series 2006) Weekly VRDNs (Spence-Chapin Services to Families and              2,875,000
                    Children)/(Allied Irish Banks PLC LOC), 3.650%, 8/3/2006
      5,610,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia               5,610,000
                    Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.650%, 8/3/2006
      3,600,000     New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce              3,600,000
                    Bank N.A., Cherry Hill, NJ LOC), 3.750%, 8/3/2006
    110,800,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park           110,800,000
                    LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs),
                    3.630%, 8/2/2006
      2,200,000 3,4 New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank           2,200,000
                    NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 8/3/2006
      3,240,000 3,4 New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC                       3,240,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006
      9,930,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC             9,930,000
                    INS)/(Citibank NA, New York LIQ), 3.680%, 8/3/2006
     22,700,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank         22,700,000
                    NA, New York LIQ), 3.680%, 8/3/2006
     18,830,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 498) Weekly VRDNs (Citibank         18,830,000
                    NA, New York LIQ), 3.680%, 8/3/2006
      9,870,000 3,4 New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs                  9,870,000
                    (Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
      4,110,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-          4,110,000
                    2) Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.660%, 8/1/2006
     11,050,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-         11,050,000
                    5) Daily VRDNs (Citibank NA, New York LIQ), 3.650%, 8/1/2006
     11,500,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003                  11,500,000
                    Subseries 3-E) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.640%, 8/1/2006
      4,975,000 3,4 New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly             4,975,000
                    VRDNs (Bank of New York LIQ), 3.670%, 8/3/2006
     14,000,000     New York City, NY, (1996 Series J-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.640%,            14,000,000
                    8/2/2006
     10,000,000     New York City, NY, (Fiscal 2006 Series I-7) Weekly VRDNs (Bank of America N.A. LOC), 3.650%,          10,000,000
                    8/2/2006
      3,750,000 3,4 New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             3,750,000
                    Co., Inc. LOC), 3.700%, 8/3/2006
      3,550,000 3,4 New York City, NY, (PT-2848), 3.68% TOBs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),            3,550,000
                    Optional Tender 9/1/2006
      1,880,000 3,4 New York City, NY, PUTTERs (Series 1341) Weekly VRDNs (MBIA Insurance Corp. INS)/                      1,880,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     18,960,000 3,4 New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc.            18,960,000
                    GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.700%, 8/3/2006
     12,500,000 3,4 New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),         12,500,000
                    3.700%, 8/2/2006
      5,375,000 3,4 New York City, NY, PUTTERS (Series 1299) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A.             5,375,000
                    LIQ), 3.680%, 8/3/2006
     20,750,000 3,4 New York City, NY, PUTTERS (Series 1381) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A.          20,750,000
                    LIQ), 3.680%, 8/3/2006
      7,450,000 3,4 New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC               7,450,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
      8,480,000 3,4 New York Convention Center Development Corp., Solar Eclipse (Series 2006-0004) Weekly VRDNs            8,480,000
                    (AMBAC INS)/(U.S. Bank, N.A. LIQ), 3.650%, 8/3/2006
     18,750,000 3,4 New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group,          18,750,000
                    Inc.)/(Bank of America N.A. LIQ), 3.670%, 8/3/2006
      9,400,000 3,4 New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group,               9,400,000
                    Inc.)/(Citibank NA, New York LIQ), 3.680%, 8/3/2006
      7,300,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/                 7,300,000
                    (Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 3.720%, 8/3/2006
     23,355,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital,                  23,355,000
                    Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/3/2006
      3,910,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian               3,910,000
                    Asset Assurance INS)/(Bank of New York LIQ), 3.720%, 8/3/2006
      7,500,000 3,4 New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-              7,500,000
                    Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/2/2006
      1,970,000 3,4 New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC                      1,970,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/2/2006
      5,065,000 3,4 New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp.          5,065,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/3/2006
      8,045,000 3,4 New York State Dormitory Authority, PUTTERs (Series 1191) Weekly VRDNs (MBIA Insurance Corp.           8,045,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
      5,795,000 3,4 New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs             5,795,000
                    (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                    3.670%, 8/3/2006
     23,975,000 3,4 New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs          23,975,000
                    (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.830%, 8/2/2006
      6,415,000 3,4 New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs               6,415,000
                    (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
      4,400,000     New York State HFA, (Series 1999A: 300 East 39th Street) Weekly VRDNs (39th Street Associates          4,400,000
                    LLC)/(FNMA LOC), 3.680%, 8/2/2006
     23,805,000     New York State HFA, (Series 2002A: 271 West 47th Street) Weekly VRDNs (Biltmore Tower                 23,805,000
                    LLC)/(FNMA LOC), 3.680%, 8/2/2006
     28,800,000     New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street           28,800,000
                    Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.720%, 8/2/2006
      9,500,000     New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs (L&M 93rd Street                 9,500,000
                    LLC)/(Bank of America N.A. LOC), 3.690%, 8/2/2006
     43,000,000     New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America            43,000,000
                    N.A. LOC), 3.680%, 8/2/2006
     31,000,000     New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green South LLC)/(Bank of America            31,000,000
                    N.A. LOC), 3.680%, 8/2/2006
     21,700,000     New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third               21,700,000
                    Avenue Associates LP)/(Bank of America N.A. LOC), 3.700%, 8/2/2006
     11,000,000     New York State HFA, Service Contract Revenue Bonds (2003 Series G) Weekly VRDNs (WestLB AG            11,000,000
                    (GTD) LOC), 3.630%, 8/2/2006
     16,495,000 3,4 New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                16,495,000
                    3.690%, 8/3/2006
      9,805,000 3,4 New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%,           9,805,000
                    8/3/2006
     10,000,000 3,4 New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),              10,000,000
                    3.670%, 8/3/2006
      8,375,000 3,4 New York State Thruway Authority-Highway & Bridge Trust Fund, PUTTERS (Series 1383) Weekly             8,375,000
                    VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
      3,170,000 3,4 Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc.             3,170,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006
      5,000,000     Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset                 5,000,000
                    Assurance INS)/(HSBC Bank USA LIQ), 3.690%, 8/3/2006
      5,905,000     Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse,          5,905,000
                    NY)/(Key Bank, N.A. LOC), 3.710%, 8/3/2006
      1,385,000     Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A.               1,385,000
                    LOC), 3.780%, 8/3/2006
      4,510,000     Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/                   4,510,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006
      4,725,000     Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York                   4,725,000
                    Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006
      1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%                                       1,725,000
      4,725,000     Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick               4,725,000
                    Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.650%, 8/2/2006
        450,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank,             450,000
                    Ohio LOC), 3.870%, 8/2/2006
      6,000,000     Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers &                6,000,000
                    Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/3/2006
      5,070,000     Orangetown, NY, 4.25% BANs, 1/11/2007                                                                  5,089,698
      4,835,000     Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/                   4,835,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/3/2006
      4,605,000 3,4 Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch &           4,605,000
                    Co., Inc. LIQ), 3.690%, 8/3/2006
     15,000,000     Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.731%, 8/1/2006             15,000,000
     15,000,000     Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.731%, 8/1/2006           15,000,000
     12,400,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly            12,400,000
                    VRDNs, 3.670%, 8/3/2006
      2,400,000     Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/(Manufacturers &                2,400,000
                    Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/3/2006
      5,235,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT              5,235,000
                    Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%,
                    8/3/2006
      4,500,000     Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/                    4,500,000
                    (Mellon Bank N.A., Pittsburgh LOC), 3.800%, 8/3/2006
      4,555,000     Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co. /Tappan Wire and               4,555,000
                    Cable, Inc.)/(Bank of New York LOC), 3.700%, 8/2/2006
      5,050,000     Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank          5,050,000
                    N.A. LOC), 3.720%, 8/3/2006
      5,440,000 3,4 Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch           5,440,000
                    & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/3/2006
      1,500,000     Salamanca, NY City School District, (2006), 4.75% BANs, 5/11/2007                                      1,508,385
     12,000,000     Salamanca, NY City School District, (2006A), 4.50% BANs, 6/15/2007                                    12,075,484
      5,700,000 3,4 Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp.            5,700,000
                    INS)/(Citigroup, Inc. LIQ), 3.680%, 8/3/2006
        905,000     Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/(Bank of America              905,000
                    N.A. LOC), 3.720%, 8/3/2006
      5,000,000     South Glens Falls, NY CSD, 4.50% RANs, 6/19/2007                                                       5,034,008
      1,600,000     Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase              1,600,000
                    Bank, N.A. LOC), 3.700%, 8/3/2006
      3,068,092     Southern Cayuga, NY CSD, (Series 2006A), 4.50% BANs, 6/15/2007                                         3,089,991
      2,000,000     Southern Cayuga, NY CSD, (Series 2006B), 4.50% BANs, 6/15/2007                                         2,014,275
      1,230,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank,              1,230,000
                    N.A. LOC), 3.710%, 8/2/2006
      5,500,000     Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/                          5,500,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2006
     24,505,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch &         24,505,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006
      7,970,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1389) Weekly VRDNs (Merrill Lynch &          7,970,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006
     10,350,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch &         10,350,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.740%, 8/3/2006
      1,000,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 513CE) Weekly VRDNs                 1,000,000
                    (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 8/3/2006
      5,600,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs                 5,600,000
                    (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 8/3/2006
      7,000,000     Tarrytowns, NY Union Free School District, 4.50% TANs, 6/15/2007                                       7,038,197
        795,000 3,4 Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance              795,000
                    Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006
      9,305,000 3,4 Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc.             9,305,000
                    LIQ), 3.680%, 8/3/2006
      1,295,000     Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO             1,295,000
                    Bank NV, Amsterdam LOC), 3.770%, 8/3/2006
      7,965,000     Union Endicott, NY CSD, 4.50% BANs, 6/18/2007                                                          8,005,527
      7,500,000     Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/                      7,500,000
                    (Wachovia Bank N.A. LOC), 3.690%, 8/3/2006
      1,140,000     Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/                      1,140,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006
     25,000,000 3,4 Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill           25,000,000
                    Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/3/2006
      3,215,000     Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish              3,215,000
                    Banks PLC LOC), 3.650%, 8/3/2006
      5,000,000     Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish          5,000,000
                    Banks PLC LOC), 3.700%, 8/2/2006
      4,150,000     Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Amsouth Bank N.A.,             4,150,000
                    Birmingham, AL LOC), 3.690%, 8/3/2006
      3,195,000     Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC),               3,195,000
                    3.660%, 8/3/2006
     15,000,000     Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/                          15,000,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2006
                        TOTAL                                                                                          1,412,267,808
                    PUERTO RICO--0.3%
      4,560,000 3,4 Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital          4,560,000
                    Assurance Inc. INS)/(Bank of New York LIQ), 3.670%, 8/3/2006
                        TOTAL MUNICIPAL INVESTMENTS - 101.6%                                                           1,416,827,808
                        (AT AMORTIZED COST)5
                        OTHER ASSETS AND LIABILITIES - NET - (1.6)%                                                     (22,949,364)
                        TOTAL NET ASSETS - 100%                                                                      $ 1,393,878,444


     Securities that are subject to federal alternative minimum tax (AMT) represent 32.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
      97.0%         3.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $474,838,520 which represented 34.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $474,838,520 which represented 34.1 % of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 CSD     --Central School District
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranty
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond
 INS     --Insured
 INV     --Investment Agreement
 LIQ     --Liquidity Agreement
 LOCs    --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes








NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-103.8%1,2
                   NORTH CAROLINA-97.9%
  $ 20,819,000 3,4 ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/(Series 1998-23), 3.75% TOBs         $   20,819,000
                   (Mission Health, Inc.)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional
                   Tender 9/20/2006
     4,070,000     Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold            4,070,000
                   Co., Inc.)/(SunTrust Bank LOC), 3.790%, 8/4/2006
     2,145,000     Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro,                    2,145,000
                   Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006
     3,900,000     Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek                3,900,000
                   Partners LLC)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     2,900,000     Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly           2,900,000
                   VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 3.910%, 8/3/2006
     1,365,000     Cleveland County, NC Industrial Facilities and PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica,         1,365,000
                   Inc. Project)/(PNC Bank, N.A. LOC), 4.250%, 8/2/2006
       500,000     Cleveland County, NC Industrial Facilities and PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover             500,000
                   Industries, Inc. Project)/(Bank of America N.A. LOC), 3.810%, 8/3/2006
     3,930,000     Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura             3,930,000
                   Bank LOC), 3.720%, 8/3/2006
     3,010,000     Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Thermoform                3,010,000
                   Plastic, Inc.)/(Bank of America N.A. LOC), 3.750%, 8/3/2006
     1,700,000     Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC,                     1,700,000
                   Inc.)/(Harris, N.A. LOC), 3.750%, 8/3/2006
     2,510,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of                   2,510,000
                   Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     1,800,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of                   1,800,000
                   Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,275,000     Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells          4,275,000
                   Fargo Bank, N.A., Minnesota LOC), 3.750%, 8/3/2006
     7,245,000     Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland                7,245,000
                   LG&E)/(Dexia Credit Local LOC), 3.690%, 8/1/2006
    18,500,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),           18,500,000
                   3.760%, 8/2/2006
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders                   4,000,000
                   Corp.)/(Bank of America N.A. LOC), 3.680%, 8/2/2006
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom                    4,000,000
                   Group)/(Wachovia Bank N.A. LOC), 3.760%, 8/4/2006
     5,000,000     Little River Water District, NC, 4.50% BANs, 3/28/2007                                                  5,020,743
       965,000     McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening                 965,000
                   YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,800,000     Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001)               4,800,000
                   Weekly VRDNs (Stefano Foods, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.760%, 8/3/2006
       750,000     Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/                           750,000
                   (Wachovia Bank N.A. LOC), 3.630%, 8/3/2006
     8,200,000     Montgomery County, NC Industrial Facilities and PCFA, (Series 2000) Daily VRDNs (Republic               8,200,000
                   Services, Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006
     2,455,000     Mount Olive, NC, 4.50% BANs, 4/25/2007                                                                  2,466,367
     1,050,000     New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking &             1,050,000
                   Trust Co., Winston-Salem LOC), 3.840%, 8/3/2006
     2,830,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School,            2,830,000
                   Inc.)/(SunTrust Bank LOC), 3.660%, 8/3/2006
     1,000,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill                  1,000,000
                   Community Foundation)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
     3,670,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area          3,670,000
                   YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2006
     6,600,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack                  6,600,000
                   Club)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
     4,100,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services,         4,100,000
                   Inc.)/(SunTrust Bank LOC), 3.740%, 8/1/2006
     1,450,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell                  1,450,000
                   University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     2,300,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country           2,300,000
                   Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     1,000,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (High Point                1,000,000
                   University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     1,000,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and         1,000,000
                   College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
     4,070,000 3,4 North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/(BNP Paribas SA         4,070,000
                   LIQ), 3.670%, 8/3/2006
     4,995,000 3,4 North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc.         4,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/3/2006
     4,347,000 3,4 North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC                   4,347,000
                   INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     2,545,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United           2,545,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     7,950,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 3.35% TOBs (United            7,950,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     2,500,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3)              2,500,000
                   Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.680%, 8/3/2006
     1,445,000     North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (Catawba               1,445,000
                   College)/(Wachovia Bank N.A. LOC), 3.660%, 8/3/2006
     1,000,000     North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North                 1,000,000
                   Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.660%, 8/3/2006
     2,145,000     North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro            2,145,000
                   Montessory School)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     2,860,000 3,4 North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings,           2,860,000
                   Inc. LIQ), 3.750%, 8/2/2006
     3,000,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 22-B), 3.20% TOBs, Mandatory Tender            3,000,000
                   11/1/2006
     4,480,000 3,4 North Carolina HFA, MERLOTS (Series 2002-A39), 3.42% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ),         4,480,000
                   Optional Tender 1/24/2007
     5,500,000 3,4 North Carolina HFA, MERLOTS (Series B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%,                 5,500,000
                   8/2/2006
     4,205,000 3,4 North Carolina HFA, PUTTERs (Series 1212) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%,           4,205,000
                   8/3/2006
     4,225,000     North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs (Cross Road Rest and                 4,225,000
                   Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.720%, 8/3/2006
     9,665,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement               9,665,000
                   Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.750%, 8/2/2006
     1,570,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital,                1,570,000
                   Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.680%, 8/3/2006
    10,120,000 3,4 North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42), 3.35% TOBs (MBIA               10,120,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     2,895,000 3,4 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC                   2,895,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/3/2006
     2,165,000 3,4 North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance             2,165,000
                   Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006
       800,000     Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance                        800,000
                   Corp.)/(Citibank N.A., New York LOC), 3.850%, 8/3/2006
     7,400,000     Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham                     7,400,000
                   Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.720%, 8/2/2006
    11,000,000     Raleigh & Durham, NC Airport Authority, (Series 2006E) Weekly VRDNs (Raleigh-Durham                    11,000,000
                   Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.690%, 8/2/2006
     6,420,000 3,4 Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-             6,420,000
                   Thueringen (GTD) LIQ), 3.720%, 8/3/2006
     2,100,000     Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental              2,100,000
                   Mouldings, Inc.)/(Toronto Dominion Bank LOC), 3.760%, 8/3/2006
     6,100,000     Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs               6,100,000
                   (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.690%, 8/4/2006
     1,230,000     Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam              1,230,000
                   Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006
       100,000     Rockingham County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (McMichael               100,000
                   Mills, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     5,500,000     Rocky Point - Topsail Water & Sewer District, NC, 4.00% BANs, 10/25/2006                                5,505,040
        65,000     Sampson County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (DuBose                      65,000
                   Strapping, Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
     1,470,000     Washington County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry         1,470,000
                   Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     3,600,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia,                3,600,000
                   Toronto LOC), 3.840%, 8/3/2006
                      TOTAL                                                                                              261,343,150
                   PUERTO RICO--5.9%
       600,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              600,000
                   Inc. LIQ), 3.700%, 8/2/2006
     9,985,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS                9,985,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
     5,085,000 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs            5,085,000
                   (FSA INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
                      TOTAL                                                                                               15,670,000
                      TOTAL MUNICIPAL INVESTMENTS-103.8%                                                                 277,013,150
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - (3.8)%                                                       (10,179,691)
                      TOTAL NET ASSETS - 100%                                                                         $  266,833,459


Securities that are subject to the federal alternative minimum tax (AMT) represent 51.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $99,041,000, which represented 37.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $99,041,000, which represented 37.1% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCA     --Pollution Control Authority
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Optional Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.3%1,2
                   OHIO--99.3%
  $  6,200,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH     $   6,200,000
                   City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006
     1,000,000     Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood,               1,000,000
                   Inc.)/(KBC Bank NV LOC), 3.660%, 8/3/2006
     7,500,000     Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health                      7,500,000
                   System)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/3/2006
     1,355,000     Belmont County, OH, (2nd Series), 4.00% BANs, 8/16/2006                                                 1,355,551
     4,000,000     Belmont County, OH, 4.25% BANs, 3/14/2007                                                               4,016,665
     2,750,000     Circleville, OH, 4.50% BANs, 7/18/2007                                                                  2,765,263
     3,540,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ),        3,540,000
                   3.670%, 8/3/2006
     1,290,000 3,4 Cleveland, OH Airport System, (PT-799) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),          1,290,000
                   3.720%, 8/3/2006
     2,000,000     Clinton County, OH, 4.00% BANs, 4/26/2007                                                               2,004,241
     2,295,000     Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 3.780%,          2,295,000
                   8/3/2006
       920,000     Coshocton, OH, 4.25% BANs, 2/21/2007                                                                      923,723
     4,645,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              4,645,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.720%, 8/3/2006
     4,000,000     Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC),         4,000,000
                   3.800%, 8/3/2006
       910,000     Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC),            910,000
                   3.920%, 8/3/2006
     1,820,000     Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC), 3.820%,            1,820,000
                   8/3/2006
     1,750,000     Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics, Inc.)/(JPMorgan Chase          1,750,000
                   Bank, N.A. LOC), 3.880%, 8/3/2006
     1,625,000     Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit            1,625,000
                   Bank, N.A. LOC), 3.920%, 8/3/2006
    14,295,000     Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America        14,295,000
                   N.A. LOC), 3.650%, 8/1/2006
     3,850,000     Defiance County, OH, 4.50% BANs, 5/1/2007                                                               3,870,790
       750,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A.            750,000
                   LOC), 3.780%, 8/2/2006
     2,750,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco            2,750,000
                   Corp.)/(Bank of America N.A. LOC), 3.740%, 8/3/2006
     3,900,000     Fairborn, OH, 4.50% BANs, 6/27/2007                                                                     3,925,457
     4,705,000     Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community                 4,705,000
                   Village)/(KBC Bank NV LOC), 3.660%, 8/3/2006
     4,000,000     Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian              4,000,000
                   Retirement Services)/(Radian Asset Assurance INS)/(National City Bank, Ohio LIQ), 3.670%,
                   8/3/2006
     1,065,000     Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A.             1,065,000
                   LOC), 3.880%, 8/3/2006
     1,425,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC),        1,425,000
                   4.490%, 8/4/2006
     1,690,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,             1,690,000
                   N.A., Minnesota LOC), 3.770%, 8/1/2006
     1,500,000     Gates Mills Village, OH, 4.25% BANs, 5/24/2007                                                          1,505,267
     2,100,000     Green City, OH, 4.75% BANs, 7/17/2007                                                                   2,118,415
     1,490,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health        1,490,000
                   System)/(Key Bank, N.A. LOC), 3.660%, 8/3/2006
     2,110,000     Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank,        2,110,000
                   N.A. LOC), 3.660%, 8/2/2006
     1,750,000     Hamilton County, OH, (Series 2005B) Weekly VRDNs (Episcopal Retirement Homes, Inc.)/(Key Bank,          1,750,000
                   N.A. LOC), 3.650%, 8/3/2006
     2,000,000     Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                 2,000,000
                   Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.720%, 8/3/2006
     4,245,000     Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank,            4,245,000
                   Columbus, OH LOC), 4.090%, 8/3/2006
     6,250,000     Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.690%,            6,250,000
                   8/2/2006
       580,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A.              580,000
                   LOC), 3.780%, 8/2/2006
     1,750,000     Hunting Valley, OH, 3.75% BANs, 10/5/2006                                                               1,752,322
     2,665,000     Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A.          2,665,000
                   LOC), 3.920%, 8/3/2006
     1,500,000     Lake County, OH, 4.50% BANs, 6/21/2007                                                                  1,509,613
     1,675,000     Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC),          1,675,000
                   3.920%, 8/3/2006
     3,990,000     Lorain County, OH, 4.00% BANs, 9/6/2006                                                                 3,993,627
     1,370,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(JPMorgan        1,370,000
                   Chase Bank, N.A. LOC), 4.040%, 8/4/2006
       295,000     Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds                295,000
                   (Series 1996) Weekly VRDNs (Spitzer Project)/(JPMorgan Chase Bank, N.A. LOC), 4.040%, 8/4/2006
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase        8,305,000
                   Bank, N.A. LOC), 3.900%, 8/3/2006
     2,000,000     Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/(MBIA              2,000,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/3/2006
     1,750,000     Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank,           1,750,000
                   N.A. LOC), 3.780%, 8/3/2006
     2,745,000     Mahoning County, OH MFH HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC),            2,745,000
                   3.890%, 8/3/2006
     2,625,000     Mansfield, OH, 4.00% BANs, 8/24/2006                                                                    2,626,735
     3,268,000     Maple Heights, OH City School District, 4.25% BANs, 4/19/2007                                           3,280,385
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG (GTD) LOC),         7,400,000
                   3.840%, 8/3/2006
       940,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC),             940,000
                   3.780%, 8/2/2006
     1,600,000     Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A.             1,600,000
                   LOC), 3.880%, 8/3/2006
    15,000,000 3,4 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc.        15,000,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 8/3/2006
     2,925,000     Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.740%,           2,925,000
                   8/3/2006
     2,167,000     Morrow County, OH, 4.50% BANs, 7/12/2007                                                                2,176,838
       765,000     Oakwood Village, OH, 3.75% BANs, 9/28/2006                                                                765,706
     1,000,000     Oakwood Village, OH, 4.00% BANs, 12/7/2006                                                              1,001,862
     5,805,000     Ohio HFA MFH, 3.85% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional        5,805,000
                   Tender 11/1/2006
    20,000,000     Ohio HFA, (Series J) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.700%, 8/2/2006              20,000,000
     3,000,000 3,4 Ohio HFA, MERLOTS (Series 2006-A2) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%,            3,000,000
                   8/2/2006
     1,225,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America           1,225,000
                   N.A. LIQ), 3.760%, 8/3/2006
     2,000,000     Ohio State Air Quality Development Authority, (Series 1999-B) Weekly VRDNs (Ohio Edison Co.),           2,000,000
                   3.830%, 8/2/2006
     1,210,000     Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll              1,210,000
                   University, OH)/(Allied Irish Banks PLC LOC), 3.660%, 8/3/2006
     1,380,000     Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A) Weekly             1,380,000
                   VRDNs (Fifth Third Bank, Cincinnati LOC), 3.710%, 8/3/2006
       125,000     Ohio State University, (Series 1999 B2) Weekly VRDNs, 3.640%, 8/2/2006                                    125,000
     9,325,000     Ohio Waste Development Authority Solid Waste, (Series 2001) Daily VRDNs (BP Products North              9,325,000
                   America, Inc.)/(BP PLC GTD), 3.690%, 8/1/2006
     1,395,000     Pataskala, OH, 4.50% BANs, 2/21/2007                                                                    1,402,146
     1,500,000     Perrysburg, OH, Library Improvement, 3.65% BANs, 11/9/2006                                              1,501,591
     2,105,000     Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.880%,          2,105,000
                   8/3/2006
     2,505,000     Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Barnette                     2,505,000
                   Project)/(National City Bank, Ohio LOC), 3.770%, 8/3/2006
     3,556,000     Richland County, OH, 4.00% BANs, 9/6/2006                                                               3,559,060
     3,455,000     Rossford, OH, 4.75% BANs, 6/13/2007                                                                     3,479,468
     5,425,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank, Ohio LOC),               5,425,000
                   3.770%, 8/3/2006
       600,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc.              600,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 4.030%, 8/3/2006
       720,000     Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 3.960%,              720,000
                   8/2/2006
       385,000     Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank,           385,000
                   Columbus, OH LOC), 4.040%, 8/4/2006
     3,395,000     Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 3.920%,         3,395,000
                   8/3/2006
       100,000     Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen Co.)/(National City Bank, Ohio          100,000
                   LOC), 3.780%, 8/3/2006
     1,090,000     Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank,          1,090,000
                   N.A. LOC), 3.880%, 8/3/2006
     1,985,000     Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC),           1,985,000
                   3.780%, 8/2/2006
     1,240,000     Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/(National City Bank, Ohio LOC),        1,240,000
                   3.800%, 8/3/2006
     3,275,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC),            3,275,000
                   3.920%, 8/3/2006
       650,000     Summit County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Fomo Products,                  650,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.920%, 8/3/2006
     1,490,000     Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek                         1,490,000
                   Ltd.)/(FirstMerit Bank, N.A. LOC), 3.920%, 8/3/2006
     7,000,000     Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy                   7,000,000
                   LLC)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2006
     4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly        4,000,000
                   VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.710%, 8/3/2006
     1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A.             1,000,000
                   LOC), 3.710%, 8/3/2006
       970,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs,                 970,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.030%, 8/3/2006
     4,255,000     Trumbull County, OH Sewer District, (Series A), 4.00% BANs, 4/4/2007                                    4,264,664
       590,000     Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995) Weekly VRDNs (Primary Packaging,              590,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.880%, 8/3/2006
     1,800,000     Wauseon, OH, 3.90% BANs, 8/30/2006                                                                      1,800,979
       390,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center          390,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.040%, 8/3/2006
       435,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center           435,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.040%, 8/3/2006
     3,400,000     Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC),               3,400,000
                   3.770%, 8/2/2006
       770,000     Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial               770,000
                   Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.940%, 8/3/2006
     2,320,000     Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA        2,320,000
                   LOC), 3.800%, 8/3/2006
                      TOTAL MUNICIPAL INVESTMENTS --- 99.3%                                                              279,860,368
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.7%                                                        1,968,022
                      TOTAL NET ASSETS --- 100%                                                                        $ 281,828,390


     Securities that are subject to federal alternative minimum tax (AMT) represent 54.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     99.3%                                         0.7%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $26,715,000, which represented 9.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $26,715,000, which represented 9.5% of total net assets.

5    Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--101.6%1,2
                   PENNSYLVANIA--101.6%
  $  9,145,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24) Weekly VRDNs           $   9,145,000
                   (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 8/3/2006
     2,485,000     Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/                             2,485,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/3/2006
     2,865,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/                      2,865,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/4/2006
     5,820,000     Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          5,820,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/3/2006
     1,785,000     Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          1,785,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/3/2006
     4,000,000     Allegheny County, PA HDA, (Series 1990 D) Weekly VRDNs (Presbyterian University Hospital)/(MBIA         4,000,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/3/2006
     4,535,000     Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A.         4,535,000
                   LOC), 3.830%, 8/3/2006
     4,000,000     Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(JPMorgan         4,000,000
                   Chase Bank, N.A. LOC), 3.680%, 8/3/2006
     2,700,000     Allegheny County, PA IDA, (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High                 2,700,000
                   School)/(PNC Bank, N.A. LOC), 3.700%, 8/3/2006
       930,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      930,000
                   (National City Bank, Pennsylvania LOC), 3.720%, 8/3/2006
     3,165,000     Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/                    3,165,000
                   (National City Bank, Pennsylvania LOC), 3.720%, 8/3/2006
     5,300,000     Allegheny County, PA Port Authority, (Series 2006), 4.50% GANs (PNC Bank, N.A. LOC), 6/29/2007          5,332,950
       585,000     Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 4.130%,               585,000
                   8/2/2006
     3,200,000     Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/                            3,200,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2006
     6,000,000     Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville Properties LP)/                     6,000,000
                   (Federal Home Loan Bank of New York LOC), 3.750%, 8/3/2006
       760,000     Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 3.710%,             760,000
                   8/2/2006
     1,060,000     Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 4.080%,           1,060,000
                   8/2/2006
     1,525,000     Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank,           1,525,000
                   N.A. LOC), 3.890%, 8/3/2006
     2,200,000     Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati         2,200,000
                   LOC), 3.740%, 8/3/2006
     3,295,000     Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/                    3,295,000
                   (Wachovia Bank N.A. LOC), 3.810%, 8/4/2006
     3,955,000     Central Bucks, PA School District, (Series 2000A) Weekly VRDNs (FGIC INS)/(Dexia Credit Local           3,955,000
                   LIQ), 3.690%, 8/3/2006
     3,335,000     Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support,                  3,335,000
                   Inc.)/(PNC Bank, N.A. LOC), 3.780%, 8/3/2006
     4,010,000     Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Bank of            4,010,000
                   America N.A. LOC), 3.740%, 8/3/2006
     3,600,000     Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank          3,600,000
                   of Pennsylvania LOC), 3.710%, 8/2/2006
     1,600,000     Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 3.740%,          1,600,000
                   8/3/2006
     6,800,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),           6,800,000
                   3.710%, 8/2/2006
     7,888,000 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA                  7,888,000
                   INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
    13,145,000 3,4 Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of         13,145,000
                   America N.A. LIQ), 3.720%, 8/3/2006
     1,220,000     Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/                         1,220,000
                   (Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
     5,000,000     Cumberland County, PA Municipal Authority, (Series B of 2005), 4.25% TOBs (Presbyterian Homes,          5,012,836
                   Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 12/1/2006
     3,200,000     Cumberland County, PA, (Series of 2001) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ),              3,200,000
                   3.690%, 8/3/2006
     7,700,000     Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly           7,700,000
                   VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.690%, 8/3/2006
     1,600,000     Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New        1,600,000
                   York LOC), 3.900%, 8/2/2006
     2,775,000     Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources,                       2,775,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.840%, 8/4/2006
     3,000,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania          3,000,000
                   LOC), 3.670%, 8/4/2006
     4,645,000     Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients,              4,645,000
                   Inc.)/(Citibank N.A., New York LOC), 3.900%, 8/2/2006
     8,700,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC                    8,700,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007
     5,000,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC        5,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.750%, 8/3/2006
     9,380,000     East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/                        9,380,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.750%, 8/2/2006
     3,000,000     Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC),            3,000,000
                   3.740%, 8/3/2006
    17,735,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/                           17,735,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/3/2006
     9,500,000     Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care             9,500,000
                   Center)/(KBC Bank NV LOC), 3.710%, 8/3/2006
     2,345,000     Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Senior Living Services,            2,345,000
                   Inc.)/(KBC Bank NV LOC), 3.710%, 8/3/2006
       315,000     Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank,                  315,000
                   Pennsylvania LOC), 3.870%, 8/3/2006
     8,700,000     Erie County, PA, 4.25% TRANs, 12/15/2006                                                                8,725,476
     2,820,000     Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A.,        2,820,000
                   Cherry Hill, NJ LOC), 3.890%, 8/3/2006
     1,505,000     Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/                           1,505,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2006
     1,340,000     Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank,            1,340,000
                   Columbus, OH LOC), 4.040%, 8/3/2006
     3,050,000     Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St. Paul Homes)/                     3,050,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/3/2006
       560,000     Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A.               560,000
                   LOC), 4.010%, 8/3/2006
     2,075,000     Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/                          2,075,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.790%, 8/3/2006
       740,000     Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/                            740,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.790%, 8/3/2006
     2,945,000     Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student                         2,945,000
                   Services)/(Fulton Bank LOC), 3.740%, 8/3/2006
     6,700,000     Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community                        6,700,000
                   Hospital)/(Fulton Bank LOC), 3.750%, 8/2/2006
     7,400,000     Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton        7,400,000
                   Bank LOC), 3.720%, 8/2/2006
       900,000     Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated          900,000
                   Group)/(SunTrust Bank LOC), 3.710%, 8/3/2006
     4,200,000     Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd              4,200,000
                   Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.710%, 8/3/2006
     1,000,000     Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/                   1,000,000
                   (Wachovia Bank N.A. LOC), 3.860%, 8/3/2006
     1,905,000     Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000,                   1,905,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     1,500,000     Luzerne County, PA, (Series 2004) Weekly VRDNs (PNC Bank, N.A. LOC), 3.680%, 8/3/2006                   1,500,000
     6,120,000     McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/                        6,120,000
                   (PNC Bank, N.A. LOC), 3.850%, 8/3/2006
     8,200,000     Mercersburg Borough, PA General Purpose Authority, (Series A of 2000) Weekly VRDNs (Regents of          8,200,000
                   the Mercersburg College)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     1,820,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/                     1,820,000
                   (Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
    16,000,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC),            16,000,000
                   3.740%, 8/3/2006
     2,665,000     Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust          2,665,000
                   Co., Buffalo, NY LOC), 3.920%, 8/2/2006
     3,520,000     Moon, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC),            3,520,000
                   3.890%, 8/3/2006
     3,850,000     Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Bank of America           3,850,000
                   N.A. LOC), 3.780%, 8/3/2006
     2,215,000     Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank             2,215,000
                   LOC), 3.740%, 8/3/2006
     3,000,000     Northampton Township, PA, 4.25% TRANs, 12/29/2006                                                       3,009,562
     1,000,000     Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC),        1,000,000
                   3.850%, 8/3/2006
       500,000     Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr.           500,000
                   Project)/(PNC Bank, N.A. LOC), 3.740%, 8/3/2006
     3,600,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),             3,600,000
                   3.710%, 8/2/2006
     2,455,000     Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A.           2,455,000
                   LOC), 3.780%, 8/3/2006
     5,000,000     Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.), 3.710%, 8/3/2006                     5,000,000
     2,340,000     Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND               2,340,000
                   Products, Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 8/3/2006
     6,200,000     Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(Federal Home Loan           6,200,000
                   Bank of Pittsburgh LOC), 3.700%, 8/3/2006
     4,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs             4,000,000
                   (Sunoco, Inc.), 3.850%, 8/2/2006
     6,950,000 3,4 Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.740%,              6,950,000
                   8/2/2006
     2,170,000 3,4 Pennsylvania HFA, PUTTERs (Series 1213) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%,             2,170,000
                   8/3/2006
    11,760,000 3,4 Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly VRDNs (Bank of America           11,760,000
                   N.A. LIQ), 3.790%, 8/3/2006
     2,000,000     Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC            2,000,000
                   INS)/(Dexia Credit Local LIQ), 3.720%, 8/2/2006
    12,145,000 3,4 Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville         12,145,000
                   Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.740%, 8/3/2006
     3,200,000     Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York               3,200,000
                   College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.720%, 8/3/2006
     2,000,000     Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.20% TOBs (York College        2,000,000
                   of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Optional Tender 11/1/2006
     3,190,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC        3,190,000
                   INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.680%, 8/3/2006
     3,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds , 3.20% TOBs (York              3,250,000
                   College of Pennsylvania)/(Allied Irish Banks PLC LOC), Optional Tender 11/1/2006
     2,000,000     Pennsylvania State Higher Education Facilities Authority, (Series A7), 3.00% TOBs (St. Joseph's         2,000,000
                   University)/(Allied Irish Banks PLC LOC), Mandatory Tender 10/1/2006
     6,880,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp.                      6,880,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 8/2/2006
     5,300,000     Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/               5,300,000
                   (MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.750%, 8/2/2006
     3,700,000     Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia         3,700,000
                   Academy of Music)/(Wachovia Bank N.A. LOC), 3.680%, 8/3/2006
     3,605,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs           3,605,000
                   (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.670%,
                   8/3/2006
     7,485,000 3,4 Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 3.35% TOBs (FGIC                   7,485,000
                   INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     5,000,000     Philadelphia, PA School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007                     5,031,531
     2,000,000 3,4 Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs         2,000,000
                   (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     7,000,000     Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007                                       7,044,859
     5,415,000     Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank,        5,415,000
                   N.A., Minnesota LOC), 3.750%, 8/3/2006
     2,245,000 3,4 Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs              2,245,000
                   (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.690%, 8/2/2006
     7,615,000     Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank            7,615,000
                   LIQ), 3.690%, 8/3/2006
     3,000,000     University of Pittsburgh, Pitt Asset Notes (Series 2006), 4.50% BANs, 8/24/2007                         3,024,540
       470,000     West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs                  470,000
                   (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2006
     7,500,000     William Penn School District, PA, 4.50% TRANs, 6/29/2007                                                7,540,063
     3,010,000     York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders             3,010,000
                   Trust Co., Buffalo, NY LOC), 3.840%, 8/4/2006
     2,500,000     York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange        2,500,000
                   Corp.)/(Comerica Bank LOC), 3.850%, 8/3/2006
                      TOTAL MUNICIPAL INVESTMENTS --- 101.6%                                                             436,239,817
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (1.6)%                                                    (6,889,296)
                      TOTAL NET ASSETS --- 100%                                                                        $ 429,350,521


     Securities that are subject to the federal alternative minimum tax (AMT) represent 36.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.1%                                          0.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $93,623,000 which represented 21.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $93,623,000 which represented 21.8% of total net assets.

5    Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

   INVESTMENT VALUATION
   The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDFA    --Economic Development Financing Authority
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 HDA     --Hospital Development Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERS --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes









VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.6%1,2
                   PUERTO RICO--3.9%
  $  3,950,500 3,4 Commonwealth of Puerto Rico (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),        $   3,950,500
                   3.640%, 8/3/2006
    11,985,000 3,4 Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS                11,985,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006
     6,000,000 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs            6,000,000
                   (FSA INS)/(Morgan Stanley LIQ), 3.640%, 8/3/2006
                      TOTAL                                                                                               21,935,500
                   VIRGINIA--95.7%
    22,160,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,       22,160,000
                   VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/3/2006
     4,965,000     Alexandria, VA, IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of                       4,965,000
                   Virginia)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     4,500,000     Alexandria, VA, IDA (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 4,500,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/3/2006
     8,400,000     Alexandria, VA, IDA (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 8,400,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/3/2006
    14,500,000 3,4 Alexandria, VA Redevelopment and Housing Authority (PT-1554), Weekly VRDNs (3001 Park Center           14,500,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 8/3/2006
     2,575,000     Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers                            2,575,000
                   Association)/(SunTrust Bank LOC), 3.640%, 8/2/2006
     5,820,000 3,4 Arlington County, VA, ROCs (Series 6011), Weekly VRDNs (Citibank N.A, New York LIQ), 3.680%,            5,820,000
                   8/3/2006
     1,820,000     Bedford County, VA, IDA (Series 1999), Weekly VRDNs (David R. Snowman and Carol J.                      1,820,000
                   Snowman)/(SunTrust Bank LOC), 3.690%, 8/2/2006
     2,700,000     Botetourt County, VA, IDA (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/(Amsouth Bank            2,700,000
                   N.A., Birmingham, AL LOC), 3.780%, 8/3/2006
     2,860,000     Carroll County, VA, IDA, IDRB (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc.             2,860,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 3.880%, 8/3/2006
     3,500,000     Charles City County, VA, EDA (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan            3,500,000
                   Chase Bank, N.A. LOC), 3.680%, 8/3/2006
     1,450,000     Chesterfield County, VA, IDA (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A.          1,450,000
                   LOC), 3.680%, 8/3/2006
     2,500,000     Chesterfield County, VA, IDA (Series 1999), Weekly VRDNs (Honeywell International, Inc.),               2,500,000
                   3.840%, 8/3/2006
     3,475,000     Chesterfield County, VA, IDA (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/(LaSalle            3,475,000
                   Bank, N.A. LOC), 4.000%, 8/3/2006
     4,400,000     Danville, VA, IDA (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          4,400,000
                   3.760%, 8/3/2006
     6,400,000     Fairfax County, VA, EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers                6,400,000
                   Foundation, Inc.)/(SunTrust Bank LOC), 3.640%, 8/3/2006
     5,920,000     Fairfax County, VA, EDA (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A.             5,920,000
                   LOC), 3.710%, 8/2/2006
     3,440,000     Fairfax County, VA, EDA (Series 2001), Weekly VRDNs (Young Men's Christian Association of               3,440,000
                   Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/4/2006
     5,690,000     Fairfax County, VA, EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing            5,690,000
                   Arts)/(Bank of America N.A. LOC), 3.630%, 8/3/2006
     5,330,000     Fairfax County, VA, EDA (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.           5,330,000
                   )/(SunTrust Bank LOC), 3.640%, 8/2/2006
     5,810,000     Fairfax County, VA, IDA (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.600%, 8/2/2006          5,810,000
     2,500,000     Fauquier County, VA, IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC),           2,500,000
                   3.680%, 8/3/2006
     3,000,000     Fredericksburg, VA, IDA (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust           3,000,000
                   Bank LOC), 3.690%, 8/2/2006
     5,000,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory           5,000,000
                   Tender 8/1/2006
     2,935,000     Hampton, VA, IDA (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC),         2,935,000
                   3.710%, 8/3/2006
     5,900,000     Hampton, VA Redevelopment & Housing Authority (Series 1998), Weekly VRDNs (Township                     5,900,000
                   Apartments)/(FNMA LOC), 3.650%, 8/2/2006
     4,500,000     Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia        4,500,000
                   Bank N.A. LOC), 3.760%, 8/3/2006
    19,915,000 3,4 Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 2.98% TOBs (Rolling Brook Village         19,915,000
                   Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006
    25,688,000     Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A.,       25,688,000
                   New York LOC), 3.700%, 8/2/2006
     1,955,000     Henrico County, VA, EDA (Series 2001), Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC),             1,955,000
                   3.760%, 8/3/2006
     3,425,000     Henrico County, VA, EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank           3,425,000
                   LOC), 3.640%, 8/2/2006
     4,765,000     Henrico County, VA, EDA (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden,                     4,765,000
                   Inc.)/(SunTrust Bank LOC), 3.690%, 8/2/2006
    25,000,000     Henrico County, VA, EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of                        25,000,000
                   Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.660%, 8/3/2006
    11,445,000     Henrico County, VA, EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of                        11,445,000
                   Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.660%, 8/3/2006
     1,065,000     Henrico County, VA (Series A), 4.50%, 5/1/2007                                                          1,071,175
       875,000     Henrico County, VA (Series B), 4.50%, 5/1/2007                                                            880,073
    28,000,000     James City County, VA, IDA (Series 1997), Weekly VRDNs (Riverside Health System), 3.800%,              28,000,000
                   8/2/2006
     5,790,000     King George County, VA, IDA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan           5,790,000
                   Chase Bank, N.A. LOC), 3.680%, 8/3/2006
     2,255,000 3,4 Loudoun County, VA Sanitation Authority, ROCs  (Series 6511), Weekly VRDNs (MBIA Insurance Corp.        2,255,000
                   INS)/(Citibank N.A., New York LIQ), 3.680%, 8/3/2006
     1,375,000     Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 3.670%, 8/2/2006                 1,375,000
     9,690,000     Loudoun County, VA, IDA (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A.        9,690,000
                   LOC), 3.740%, 8/1/2006
     3,600,000     Loudoun County, VA, IDA (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue                  3,600,000
                   Department)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     2,400,000     Loudoun County, VA, IDA (Series 2003A), Daily VRDNs (Howard Hughes Medical Institute), 3.670%,          2,400,000
                   8/1/2006
     6,500,000     Loudoun County, VA (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische               6,500,000
                   Landesbank (GTD) LOC), Optional Tender 12/1/2006
     9,285,000 3,4 Metropolitan Washington, DC Airports Authority (PT-736), 3.50% TOBs (MBIA Insurance Corp.               9,285,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007
     3,260,000 3,4 Metropolitan Washington, DC Airports Authority (PT-1991), Weekly VRDNs (FSA INS)/(Merrill Lynch         3,260,000
                   & Co., Inc. LIQ), 3.720%, 8/3/2006
     8,250,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 360), Weekly VRDNs (MBIA Insurance         8,250,000
                   Corp. INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006
     3,750,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 521), Weekly VRDNs (FSA                    3,750,000
                   INS)/(Citibank N.A., New York LIQ), 3.720%, 8/3/2006
    12,000,000 3,4 Metropolitan Washington, DC Airports Authority, TIC & TOCs (Series 2006-D), Weekly VRDNs (FSA          12,000,000
                   INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/3/2006
     4,000,000     Metropolitan Washington, VA Airports Authority (Series 2005B), 3.54% CP (Bank of America N.A.           4,000,000
                   LOC), Mandatory Tender 8/8/2006
     5,000,000     Metropolitan Washington, VA Airports Authority (Series 2005B), 3.60% CP (Bank of America N.A.           5,000,000
                   LOC), Mandatory Tender 8/10/2006
    10,000,000     Metropolitan Washington, VA Airports Authority (Series 2005B), 3.75% CP (Bank of America N.A.          10,000,000
                   LOC), Mandatory Tender 8/17/2006
     3,550,000     New Kent County, VA (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank             3,550,000
                   LOC), 3.690%, 8/2/2006
     8,845,000     Newport News, VA, EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank          8,845,000
                   LIQ), 3.640%, 8/2/2006
     2,995,000     Newport News, VA, IDA (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC),          2,995,000
                   3.790%, 8/3/2006
     4,300,000     Newport News, VA, IDA (Series 2004), Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC),         4,300,000
                   3.630%, 8/3/2006
     6,820,000     Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe         6,820,000
                   Apartments)/(SunTrust Bank LOC), 3.690%, 8/2/2006
     9,750,000     Norfolk, VA Redevelopment and Housing Authority (Series 2005), Weekly VRDNs (Old Dominion               9,750,000
                   University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty N.A.
                   INS)/(Bank of America N.A. LIQ), 3.630%, 8/3/2006
     1,275,000     Portsmouth, VA, IDA (Series 2001), Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC),        1,275,000
                   3.840%, 8/3/2006
     4,540,000     Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square        4,540,000
                   Townhouse Apartments)/(SunTrust Bank LOC), 3.690%, 8/2/2006
     5,435,000     Prince William County, VA, IDA (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC),        5,435,000
                   3.690%, 8/2/2006
       695,000     Richmond, VA, IDA (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 3.800%, 8/3/2006           695,000
     3,975,000     Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place                            3,975,000
                   Apartments)/(SunTrust Bank LOC), 3.690%, 8/2/2006
     5,795,000     Richmond, VA Redevelopment & Housing Authority, MFH Refunding Revenue Bonds (Series 1997),              5,795,000
                   Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 3.850%, 8/3/2006
     2,410,000     Roanoke County, VA, IDA (Series 2000), Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC),         2,410,000
                   3.690%, 8/2/2006
     5,300,000     Roanoke, VA, IDA (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA           5,300,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2006
     1,725,000     Roanoke, VA (Series 2006A), 4.50% Bonds, 2/1/2007                                                       1,736,029
     7,905,000     Rockingham County, VA, IDA (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch            7,905,000
                   Banking & Trust Co. of Virginia LOC), 3.680%, 8/3/2006
       580,000     South Hill, VA, IDA (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(JPMorgan Chase          580,000
                   Bank, N.A. LOC), 4.030%, 8/3/2006
     1,660,000     Staunton, VA, IDA (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC),            1,660,000
                   3.690%, 8/2/2006
       830,000     Tazewell County, VA, IDA (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/                      830,000
                   (Huntington National Bank, Columbus, OH LOC), 4.240%, 8/4/2006
     4,110,000 3,4 Tobacco Settlement Financing Corp., VA (PA-1341), Weekly VRDNs (Merrill Lynch & Co., Inc.               4,110,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/3/2006
     3,730,000 3,4 Virginia Beach, VA Development Authority (PT-2505), Weekly VRDNs (Princess Anne House Seniors           3,730,000
                   Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.770%, 8/3/2006
     3,775,000     Virginia Beach, VA Development Authority (Series 2000), Weekly VRDNs (Chesapeake Bay                    3,775,000
                   Academy)/(Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
     2,830,000     Virginia Beach, VA Development Authority (Series 2001), Weekly VRDNs (Management Services Group,        2,830,000
                   Inc.)/(RBC Centura Bank LOC), 3.840%, 8/3/2006
     1,720,000     Virginia Beach, VA Development Authority (Series 2001), Weekly VRDNs (S & H Co.)/                       1,720,000
                   (Wachovia Bank N.A. LOC), 3.710%, 8/3/2006
    10,000,000     Virginia Beach, VA Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust         10,000,000
                   Bank LOC), 3.640%, 8/2/2006
     4,490,000     Virginia Beach, VA Development Authority (Series A), 5.00% Bonds (Virginia Beach, VA), 5/1/2007         4,534,087
    13,715,000     Virginia College Building Authority (Series 2002) Weekly VRDNs (Shenandoah University)/                13,715,000
                   (Branch Banking & Trust Co. of Virginia LOC), 3.660%, 8/3/2006
     6,100,000 3,4 Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727), Weekly VRDNs        6,100,000
                   (Virginia State)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     2,050,000     Virginia Peninsula Port Authority (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/                  2,050,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
     3,420,000 3,4 Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp.                     3,420,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.740%, 8/2/2006
     2,975,000     Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County,              2,975,000
                   VA)/(SunTrust Bank LIQ), 3.640%, 8/3/2006
     2,590,000     Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A.        2,590,000
                   LOC), 3.710%, 8/2/2006
     1,670,000     Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (International Parkway          1,670,000
                   Associates LLC)/(RBC Centura Bank LOC), 3.840%, 8/3/2006
     3,300,000     Virginia Small Business Financing Authority (Series 2001), Weekly VRDNs (Ennstone, Inc.)/               3,300,000
                   (Wachovia Bank N.A. LOC), 3.760%, 8/3/2006
    15,000,000     Virginia State Housing Development Authority (Subseries D-STEM-II), 3.80% TOBs, Mandatory Tender       15,000,000
                   11/14/2006
     8,700,000     Virginia State Housing Development Authority (Subseries E-STEM-I), 3.90% TOBs, Mandatory Tender         8,700,000
                   2/13/2007
     4,880,000 3,4 Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs          4,880,000
                   (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.680%, 8/3/2006
     4,000,000     Virginia State Public School Authority (Series B), 4.00% Bonds (Virginia State GTD), 8/1/2006           4,000,000
     3,162,000     Williamsburg, VA, IDA (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation                     3,162,000
                   Museum)/(Bank of America N.A. LOC), 3.630%, 8/2/2006
     2,600,000     Winchester, VA, IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A.           2,600,000
                   LOC), 3.760%, 8/3/2006
                      TOTAL                                                                                              534,606,364
                      TOTAL MUNICIPAL INVESTMENTS-99.6%                                                                  556,541,864
                       (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-0.4%                                                              2,442,849
                      TOTAL NET ASSETS-100%                                                                            $ 558,984,713


     Securities that are subject to the federal alternative minimum tax (AMT) represent 42.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER     SECOND TIER
     99.10%         0.90%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $145,370,500, which represented 26.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2006, these liquid restricted securities amounted to $145,370,500, which represented 26.0% of total net assets.

5    Also represents cost for federal tax purposes.



Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi Family Housing
 MMMs    --Money Market Municipals
 PCR     --Pollution Control Revenue
 ROCs    --Reset Option Certificates
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Offer Certificates
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes















ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006